                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                  811-21335

Exact name of registrant as specified in charter:    Optimum Fund Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             March 31

Date of reporting period:                            June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

OPTIMUM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                     PRINCIPAL           MARKET
                                                                                                     AMOUNT|_|        VALUE (U.S. $)
AGENCY ASSET-BACKED SECURITIES- 0.11%
?Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                  USD                 $180,000         $  179,280
   Series 2004-T4 A3 4.42% 8/25/24                                                                       215,000            214,733
?SLMA Student Loan Trust Series 2004-1 A1 3.201% 1/26/15                                                  34,073             34,092
                                                                                                                         ----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $430,868)                                                                        428,105
                                                                                                                         ----------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 12.00%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       69,354             74,900
   Series 2001-14 Z 6.00% 5/25/31                                                                        128,323            133,432
   Series 2002-2 MG 6.00% 2/25/17                                                                        966,612          1,004,017
   Series 2002-56 MC 5.50% 9/25/17                                                                        73,742             75,429
   Series 2002-90 A1 6.50% 6/25/42                                                                        46,929             49,012
   Series 2002-90 A2 6.50% 11/25/42                                                                      244,681            254,530
   Series 2002-93 A1 6.50% 3/25/32                                                                        61,953             63,499
   Series 2003-34 DV 4.00% 2/25/22                                                                       690,000            687,890
   Series 2003-106 WB 4.50% 10/25/15                                                                     405,000            406,349
   Series 2003-122 AJ 4.50% 2/25/28                                                                      258,193            257,277
   Series 2003-122 TU 4.00% 5/25/16                                                                      570,000            570,169
   Series 2004-8 GD 4.50% 10/25/32                                                                     1,350,000          1,318,957
   Series 2004-52 NE 4.50% 7/25/33                                                                       272,000            266,338
   Series 2004-90 PC 5.00% 3/25/27                                                                       120,000            121,463
   Series 2005-14 ME 5.00% 10/25/33                                                                    1,395,000          1,391,719
   Series 2005-22 HE 5.00% 10/25/33                                                                      740,000            740,312
   Series 2005-29 QD 5.00% 8/25/33                                                                        60,000             59,964
   Series 2005-44 PE 5.00% 7/25/33                                                                       390,000            389,015
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                        67,430             72,068
   Series 2001-T7 A1 7.50% 2/25/41                                                                       338,231            360,139
   Series 2001-T8 A2 9.50% 7/25/41                                                                        36,704             40,813
   Series 2002-T4 A3 7.50% 12/25/41                                                                      259,948            277,919
   Series 2002-T16 A2 7.00% 7/25/42                                                                       33,346             35,276
   Series 2002-T19 A2 7.00% 7/25/42                                                                      440,282            466,145
   Series 2002-T19 A3 7.50% 7/25/42                                                                      430,903            461,922
   Series 2004-T1 1A2 6.50% 1/25/44                                                                       96,717            101,091
   Series 2004-T2 1A3 7.00% 11/25/43                                                                      88,149             93,501
   Series 2004-T3 1A3 7.00% 2/25/44                                                                       41,625             43,681
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                       250,376            266,432
   Series 2003-W3 1A2 7.00% 8/25/42                                                                      142,684            151,010
   Series 2003-W8 2A 7.00% 10/25/42                                                                      487,582            516,397
   Series 2003-W15 2A3 4.71% 8/25/43                                                                      10,386             10,376
   Series 2003-W18 1A3 4.732% 8/25/43                                                                     49,830             49,830
   Series 2003-W18 1A5 4.61% 8/25/43                                                                     325,000            325,076
   Series 2003-W19 1A3 4.783% 11/25/33                                                                    67,792             67,659
   Series 2004-W1 1A3 4.49% 11/25/43                                                                     128,260            128,184
   Series 2004-W2 2A2 7.00% 2/25/44                                                                      221,904            235,324
   Series 2004-W2 5A 7.50% 3/25/44                                                                       662,286            711,671
   Series 2004-W3 A2 3.75% 5/25/34                                                                       405,000            401,955
   Series 2004-W4 A2 5.00% 6/25/34                                                                     1,090,000          1,105,941
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      123,931            129,646
   Series 2004-W11 1A2 6.50% 5/25/44                                                                     389,181            407,232
   Series 2004-W15 1A1 6.00% 8/25/44                                                                     614,012            633,895
Freddie Mac
   Series 2113 QE 6.00% 11/15/27                                                                          46,656             47,361
   Series 2141 N 5.55% 11/15/27                                                                          470,437            475,320
   Series 2173 Z 6.50% 7/15/29                                                                           454,569            474,651
   Series 2326 ZQ 6.50% 6/15/31                                                                          544,329            577,552
   Series 2480 EH 6.00% 11/15/31                                                                           1,357              1,370
   Series 2497 BM 5.00% 2/15/22                                                                          660,545            669,825
   Series 2526 CA 5.00% 6/15/16                                                                           81,156             81,982
   Series 2552 KB 4.25% 6/15/27                                                                        1,443,067          1,442,534
   Series 2612 LJ 4.00% 7/15/22                                                                          303,731            303,009
   Series 2658 PA 3.75% 11/15/07                                                                           9,922              9,920
   Series 2662 DG 5.00% 10/15/22                                                                          25,000             25,044
   Series 2672 TN 4.00% 3/15/23                                                                          190,000            190,080
   Series 2691 MB 4.00% 4/15/22                                                                          744,000            740,074

   Series 2721 PTE 5.00% 1/15/23                                                                         100,000            100,670
   Series 2727 PB 4.25% 4/15/23                                                                          135,000            134,972
   Series 2727 PE 4.50% 7/15/32                                                                        1,480,000          1,457,144
   Series 2728 TC 4.00% 2/15/23                                                                          235,000            233,490
   Series 2737 XG 4.00% 11/15/22                                                                         120,000            119,229
   Series 2737 YD 5.00% 8/15/32                                                                          140,000            140,586
   Series 2750 NB 4.00% 12/15/22                                                                         388,000            385,452
   Series 2755 LE 4.00% 9/15/30                                                                          508,000            483,852
   Series 2778 JD 5.00% 12/15/32                                                                         845,000            852,271
   Series 2780 TE 5.00% 1/15/33                                                                          785,000            787,125
   Series 2783 PD 5.00% 1/15/33                                                                          276,000            276,748
   Series 2802 NE 5.00% 2/15/33                                                                          600,000            601,489
   Series 2827 TE 5.00% 4/15/33                                                                        1,335,000          1,338,108
   Series 2836 EG 5.00% 12/15/32                                                                         755,000            755,234
   Series 2836 QC 5.00% 9/15/22                                                                          700,000            711,768
   Series 2840 OE 5.00% 2/15/33                                                                        1,800,000          1,800,553
   Series 2840 OL 5.00% 11/15/22                                                                         630,000            640,591
   Series 2844 PD 5.00% 12/15/32                                                                         745,000            745,962
   Series 2844 PQ 5.00% 5/15/23                                                                          700,000            714,004
   Series 2849 AJ 5.00% 5/15/18                                                                          380,000            387,078
   Series 2852 YN 3.75% 6/15/24                                                                        1,510,000          1,487,760
   Series 2864 PE 5.00% 6/15/33                                                                        1,095,000          1,097,187
   Series 2869 BG 5.00% 7/15/33                                                                          179,000            180,412
   Series 2881 TE 5.00% 7/15/33                                                                        1,080,000          1,080,084
   Series 2889 OE 5.00% 1/15/30                                                                          195,000            196,627
   Series 2889 OG 5.00% 5/15/33                                                                           55,000             55,318
   Series 2890 PC 5.00% 7/15/30                                                                          265,000            266,886
   Series 2890 PD 5.00% 3/15/33                                                                          490,000            493,554
   Series 2893 PD 5.00% 2/15/33                                                                           65,000             65,518
   Series 2902 LC 5.50% 12/15/17                                                                         420,000            427,980
   Series 2911 BU 5.00% 9/15/23                                                                          975,000            991,019
   Series 2915 KD 5.00% 9/15/33                                                                          447,000            446,609
   Series 2921 NE 5.00% 9/15/33                                                                        1,095,000          1,094,920
   Series 2936 PC 5.00% 9/15/30                                                                          305,000            307,045
   Series 2937 JG 5.00% 8/15/33                                                                        1,410,000          1,408,640
   Series 2938 ND 5.00% 10/15/33                                                                       1,050,000          1,049,832
   Series 2939 PD 5.00% 7/15/33                                                                          190,000            189,817
   Series 2941 XD 5.00% 5/15/33                                                                          150,000            150,087
   Series 2981 NC 5.00% 4/15/31                                                                          365,000            369,197
   Series 2987 KG 5.00% 12/15/34                                                                       1,430,000          1,431,788
Freddie Mac Structured Pass Through Securities
   Series T-41 3A 7.50% 7/25/32                                                                          414,396            441,723
   Series T-54 2A 6.50% 2/25/43                                                                           85,937             89,493
   Series T-56 A2A 2.842% 7/25/36                                                                         91,724             91,292
   Series T-58 1A2 3.108% 5/25/35                                                                        112,308            111,646
   Series T-58 2A 6.50% 9/25/43                                                                           44,353             46,266
   Series T-58 3A 7.00% 9/25/43                                                                          574,414            607,021
   Series T-59 1A2 7.00% 10/25/43                                                                         91,173             96,733
GNMA
   Series 2003-116 ND 3.75% 6/20/26                                                                      235,000            233,880
   Series 2004-11 QE 5.00% 12/16/32                                                                      405,000            404,686
   Series 2004-30 PD 5.00% 2/20/33                                                                       276,000            278,612
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $47,647,874)                                                      47,854,135
                                                                                                                         ----------

AGENCY MORTGAGE-BACKED SECURITIES- 11.62%
Fannie Mae
   4.92% 5/1/13                                                                                           24,969             25,530
   5.73% 12/1/08                                                                                         100,349            104,676
   5.732% 9/1/14                                                                                       1,493,690          1,625,788
   6.50% 8/1/17                                                                                          235,668            245,168
   6.765% 1/1/07                                                                                         130,179            133,474
   7.13% 1/1/12                                                                                          293,618            303,711
?Fannie Mae ARM 5.119% 1/1/35                                                                            546,502            550,627
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          70,200             70,924
   5.00% 1/1/34                                                                                          127,967            129,287
   5.00% 1/1/34                                                                                           52,941             53,471
   5.00% 2/1/34                                                                                           73,675             74,435
   5.00% 8/1/34                                                                                          150,069            151,570
   5.00% 11/1/34                                                                                         133,748            135,086
   5.00% 11/1/34                                                                                         202,908            204,938
   5.00% 4/1/35                                                                                          423,343            427,577
Fannie Mae S.F. 15 yr
   4.50% 7/1/18                                                                                          292,436            291,430
   4.50% 7/1/18                                                                                          248,274            247,420
Fannie Mae S.F. 15 yr TBA
   4.50% 7/1/20                                                                                        1,570,000          1,563,131
   5.00% 7/1/20                                                                                        1,795,000          1,815,194
   5.50% 7/1/20                                                                                        1,920,000          1,971,000

Fannie Mae S.F. 20 yr
   5.50% 7/1/24                                                                                        1,490,138          1,521,338
   5.50% 10/1/24                                                                                         472,129            482,014
   5.50% 12/1/24                                                                                       1,477,802          1,508,744
Fannie Mae S.F. 30 yr
   4.50% 8/1/33                                                                                          668,037            654,676
   4.50% 10/1/33                                                                                       1,462,159          1,432,916
   5.50% 3/1/29                                                                                          281,407            286,244
   5.50% 4/1/29                                                                                          142,118            144,561
   5.50% 12/1/33                                                                                         327,063            331,969
   6.00% 9/1/34                                                                                          672,891            690,344
   6.50% 11/1/33                                                                                          80,537             83,431
   6.50% 11/1/33                                                                                         117,522            121,745
   6.50% 9/1/34                                                                                          405,431            419,875
   7.50% 3/1/32                                                                                            5,783              6,181
   7.50% 4/1/32                                                                                           26,763             28,603
   7.50% 6/1/32                                                                                           35,004             37,410
   7.50% 6/1/34                                                                                          135,600            144,922
Fannie Mae S.F. 30 yr TBA
   5.00% 7/1/35                                                                                        4,005,000          4,006,251
   5.00% 8/1/35                                                                                        2,650,000          2,645,030
   5.50% 7/1/35                                                                                       10,290,000         10,431,487
   6.00% 7/1/35                                                                                        1,020,000          1,045,819
   7.00% 7/1/35                                                                                        1,050,000          1,107,094
   7.50% 7/30/34                                                                                         420,000            448,744
?Freddie Mac ARM 3.732% 4/1/34                                                                           108,291            109,983
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                  8,358              8,450
Freddie Mac S.F. 15 yr 4.00% 5/1/19                                                                      822,559            804,823
Freddie Mac S.F. 20 yr
   4.50% 5/1/24                                                                                        1,216,412          1,201,968
   5.50% 8/1/24                                                                                          918,168            937,679
   5.50% 9/1/24                                                                                        1,099,893          1,123,266
Freddie Mac S.F. 30 yr
   6.00% 10/1/33                                                                                          69,970             71,806
   6.50% 9/1/33                                                                                           15,976             16,550
   6.50% 10/1/33                                                                                          22,638             23,452
   6.50% 11/1/33                                                                                         174,125            180,383
   6.50% 1/1/35                                                                                          782,811            811,922
   7.00% 11/1/33                                                                                          22,165             23,342
GNMA
   6.00% 3/20/34                                                                                         207,714            214,270
   6.00% 4/20/34                                                                                         170,133            175,503
   7.00% 8/20/34                                                                                         252,231            266,655
GNMA S.F. 30 yr
   5.50% 10/15/33                                                                                        108,656            111,135
   6.00% 7/15/34                                                                                         705,058            727,973
   6.00% 8/20/34                                                                                         742,245            764,744
GNMA S.F. 30 yr TBA 5.00% 7/1/35                                                                       1,045,000          1,053,164
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $46,161,875)                                                               46,330,903
                                                                                                                         ----------

AGENCY OBLIGATIONS- 2.03%
Fannie Mae
   3.00% 8/15/07                                                                                         455,000            447,588
   3.25% 8/15/08                                                                                         180,000            176,781
   5.00% 4/15/15                                                                                         165,000            174,647
   5.25% 8/1/12                                                                                          360,000            380,018
   ^5.486% 10/9/19                                                                                     2,260,000          1,123,582
   6.625% 11/15/30                                                                                       315,000            410,193
^Financing Corporation FICO Strip PRN-4.57% 9/26/19                                                    2,575,000          1,355,395
^Financing Corporation FICO Strip PRN-15 5.241% 3/7/19                                                   390,000            210,971
^Financing Corporation FICO Strip PRN-16 4.565% 4/5/19                                                   330,000            177,854
Freddie Mac 4.875% 3/15/07                                                                               300,000            305,584
^Residual Funding Principal Strip Only 5.047% 10/15/19                                                 3,290,000          1,748,486
Resolution Funding Interest Strip Only
   ^5.209% 1/15/25                                                                                     2,268,000            934,935
   ^5.24% 10/15/25                                                                                     1,650,000            659,223
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $7,612,096)                                                                                8,105,257
                                                                                                                         ----------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 2.60%
Banc of America Commercial Mortgage Securities
   Series 2004-2 A2 3.52% 11/10/38                                                                        75,000             73,331
   Series 2004-5 A3 4.561% 11/10/41                                                                      125,000            125,856
   Series 2005-1 A3 4.877% 11/10/42                                                                      375,000            383,431
   ?Series 2005-1 AJ 4.999% 11/10/42                                                                   1,160,000          1,210,197
   ?Series 2005-2 AJ 4.953% 7/10/43                                                                      145,000            148,263

#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
      5.064%5/14/16                                                                                      420,000            428,276
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                175,000            175,643
#DLJ Mortgage Acceptance Series 1997-CF2 A1B 144A 6.82% 10/15/30                                         194,319            202,966
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             129,426            136,322
?GE Capital Commercial Mortgage Series 2005-C2 A2 4.706% 5/10/43                                         380,000            385,855
GMAC Commercial Mortgage Securities
   Series 1997-C1 A3 6.869% 7/15/29                                                                      321,842            336,074
   Series 1998-C2 A2 6.42% 5/15/35                                                                       387,568            409,664
?Greenwich Capital Commercial Funding
   Series 2005 GG3 AJ 4.859% 8/10/42                                                                     330,000            335,019
   Series 2005 GG3 B 4.894% 8/10/42                                                                      555,000            561,071
GS Mortgage Securities Series 2005-GG4 A4A 4.751% 7/10/39                                                215,000            218,047
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                          61,874             66,672
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                      720,000            759,492
   Series 2002-C2 A2 5.05% 12/12/34                                                                      665,000            689,290
   Series 2003-C1 A2 4.985% 1/12/37                                                                       90,000             92,949
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                      245,000            273,619
   Series 2005-C2 A2 4.821% 4/15/30                                                                      255,000            260,663
   Series 2005-C3 AJ 4.843% 7/15/40                                                                    1,345,000          1,371,568
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                                   140,000            153,650
?Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                         85,000             84,903
#Merrill Lynch Mortgage Trust 144A
   Series 2005-GGP1 E 4.33% 11/15/10                                                                     110,000            110,345
   Series 2005-GGP1 F 4.35% 11/15/10                                                                     105,000            105,261
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                                 330,000            350,255
#NYC Morgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19                                                270,000            296,509
?#STRIPs III Series 2003-1A 144A 3.308% 3/24/18                                                           65,484             63,736
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                             195,000            193,560
Wachovia Bank Commercial Mortgage Trust Series 2005-C18 A2 4.657% 4/15/42                                345,000            349,342
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $10,283,901)                                                           10,351,829
                                                                                                                         ----------

CONVERTIBLE BONDS- 0.02%
++Mirant 2.50% 6/15/21                                                                                    100,000            78,625
                                                                                                                         ----------
TOTAL CONVERTIBLE BONDS (COST $75,237)                                                                                       78,625
                                                                                                                         ----------

CORPORATE BONDS- 27.71%
Banking - 2.63%
?#Banco Santander 144A 3.72% 12/9/09                                                                     150,000            150,475
?Barclays Bank 6.278% 12/29/49                                                                         1,320,000          1,348,379
#BNP Paribas 144A 4.80% 6/24/15                                                                          880,000            890,489
?#Chinatrust Communications Bank 144A 5.625% 3/29/49                                                     685,000            698,929
?#Chuo Mitsui Trust & Bank 144A 5.506% 12/31/49                                                          835,000            821,855
Citigroup 5.875% 2/22/33                                                                                 340,000            372,099
Credit Suisse First Boston USA 6.125% 11/15/11                                                           140,000            152,490
HSBC Bank USA
   3.875% 9/15/09                                                                                        250,000            246,708
   5.875% 11/1/34                                                                                        250,000            273,426
J.P. Morgan Chase 5.875% 3/15/35                                                                       1,289,000          1,327,749
#Kazkommerts International 144A 7.00% 11/3/09                                                            205,000            209,613
Mizuho Financial Group 8.375% 12/29/49                                                                 1,395,000          1,526,433
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                 175,000            184,391
?#Mizuho Preferred Capital 144A 8.79% 12/29/49                                                           245,000            270,487
Popular North America 4.25% 4/1/08                                                                       320,000            320,231
Popular North America Capital Trust I 6.564% 9/15/34                                                     385,000            429,397
?#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        200,000            206,100
?RBS Capital Trust I 4.709% 12/29/49                                                                     175,000            172,936
Regions Financial 6.375% 5/15/12                                                                          60,000             67,423
Royal Bank of Scotland
   7.816% 11/29/49                                                                                       265,000            270,250
   9.118% 3/31/49                                                                                        124,000            147,822
Wells Fargo 4.20% 1/15/10                                                                                385,000            385,190
                                                                                                                         ----------
                                                                                                                         10,472,872
                                                                                                                         ----------
Basic Industry - 2.05%
Abitibi-Consolidated 6.95% 12/15/06                                                                      140,000            142,450
Barrick Gold Finance 7.50% 5/1/07                                                                        115,000            121,669
#Boise Cascade 144A 7.125% 10/15/14                                                                      125,000            123,438
Bowater
   9.00% 8/1/09                                                                                          275,000            299,063
   9.50% 10/15/12                                                                                        305,000            340,075
Celulosa Arauco
   5.125% 7/9/13                                                                                         325,000            322,496
   7.75% 9/13/11                                                                                         360,000            410,767
#Celulosa Arauco 144A 5.625% 4/20/15                                                                     365,000            373,545
Fort James 7.75% 11/15/23                                                                                410,000            471,499
#Huntsman International 144A 7.375% 1/1/15                                                               190,000            188,575
Lubrizol 4.625% 10/1/09                                                                                   70,000             70,075
Lyondell Chemical 9.875% 5/1/07                                                                           29,000             29,870

MDP Acquisitions 9.625% 10/1/12                                                                          150,000            150,750
Nalco Holdings 8.875% 11/15/13                                                                            95,000            102,363
Newmont Mining 5.875% 4/1/35                                                                             380,000            388,596
#NewPage 144A 10.00% 5/1/12                                                                              125,000            125,938
Noranda 6.20% 6/15/35                                                                                    785,000            781,361
Norske Skog 8.625% 6/15/11                                                                               300,000            310,875
#Novelis 144A 7.25% 2/15/15                                                                              185,000            186,619
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 220,000            198,000
Potlatch 12.50% 12/1/09                                                                                  175,000            218,292
Rhodia
   8.875% 6/1/11                                                                                         130,000            125,775
   10.25% 6/1/10                                                                                         120,000            129,300
#Sappi Papier Holding 144A 6.75% 6/15/12                                                                 650,000            695,596
Smurfit Capital Funding 7.50% 11/20/25                                                                   195,000            184,275
++Solutia 6.72% 10/15/37                                                                                 330,000            274,313
Stone Container 9.75% 2/1/11                                                                             255,000            270,938
Tembec Industries 8.625% 6/30/09                                                                         310,000            254,200
Temple-Inland 5.003% 5/17/07                                                                             250,000            252,387
Weyerhaeuser
   7.125% 7/15/23                                                                                         30,000             33,667
   7.375% 3/15/32                                                                                        415,000            490,915
Witco
   6.875% 2/1/26                                                                                          80,000             80,000
   7.75% 4/1/23                                                                                           25,000             25,375
                                                                                                                         ----------
                                                                                                                          8,173,057
                                                                                                                         ----------
Brokerage - 0.78%
Amvescap 4.50% 12/15/09                                                                                  350,000            351,597
E*TRADE Financial 8.00% 6/15/11                                                                          285,000            301,388
Franklin Resources 3.70% 4/15/08                                                                          45,000             44,338
Goldman Sachs
   4.75% 7/15/13                                                                                         360,000            360,294
   5.125% 1/15/15                                                                                        320,000            326,547
   6.345% 2/15/34                                                                                        335,000            364,222
LaBranche & Company 11.00% 5/15/12                                                                       150,000            162,750
Merrill Lynch
   ?3.948% 3/12/07                                                                                       215,000            214,312
   4.25% 2/8/10                                                                                          420,000            419,390
   5.00% 1/15/15                                                                                         367,000            376,493
Morgan Stanley 4.75% 4/1/14                                                                              185,000            182,578
                                                                                                                         ----------
                                                                                                                          3,103,909
                                                                                                                         ----------
Capital Goods - 0.86%
Aleris International 9.00% 11/15/14                                                                       90,000             93,600
Allied Waste North America 9.25% 9/1/12                                                                  150,000            162,750
Anchor Glass 11.00% 2/15/13                                                                              190,000            149,150
Armor Holdings 8.25% 8/15/13                                                                             300,000            325,875
#Bae Systems Series 2001 AT 144A 7.156% 12/15/11                                                         424,440            454,912
Casella Waste Systems 9.75% 2/1/13                                                                       195,000            211,575
#Compression Polymers 144A 10.50% 7/1/13                                                                  75,000             76,406
General Electric 5.00% 2/1/13                                                                            345,000            356,775
Geo Subordinate 11.00% 5/15/12                                                                           190,000            191,900
#Graham Packaging 144A 9.875% 10/15/14                                                                   150,000            151,125
Intertape Polymer US 8.50% 8/1/14                                                                        125,000            124,496
Nortek 8.50% 9/1/14                                                                                       75,000             70,125
Pliant 11.125% 9/1/09                                                                                    100,000             98,000
Radnor Holdings
   ?9.891% 4/15/09                                                                                       105,000            104,606
   11.00% 3/15/10                                                                                         65,000             44,688
Tyco International Group
   6.875% 1/15/29                                                                                        531,000            635,821
   7.00% 6/15/28-00                                                                                      159,000            192,348
                                                                                                                         ----------
                                                                                                                          3,444,152
                                                                                                                         ----------
Communications - 4.63%
++++Adelphia Communications 8.125% 7/15/03                                                               155,000            134,850
Alaska Communications Systems Holdings 9.875% 8/15/11                                                    138,000            146,970
Alltel 4.656% 5/17/07                                                                                    240,000            241,992
America Movil 5.75% 1/15/15                                                                              370,000            377,534
American Cellular 10.00% 8/1/11                                                                          100,000            102,000
American Media Operation 10.25% 5/1/09                                                                   130,000            130,650
American Tower 7.125% 10/15/12                                                                            25,000             26,563
BellSouth 4.75% 11/15/12                                                                                 170,000            171,156
British Telecommunications 8.875% 12/15/30                                                             1,102,000          1,560,408
Centennial Cellular Operating 10.125% 6/15/13                                                            125,000            141,875
Cenveo 9.625% 3/15/12                                                                                    100,000            108,500
#Charter Communications 144A 5.875% 11/16/09                                                              65,000             42,006
Charter Communications Holdings 10.75% 10/1/09                                                           630,000            489,825
Cincinnati Bell 8.375% 1/15/14                                                                           235,000            242,050
Comcast 5.65% 6/15/35                                                                                    575,000            574,646
Continental Cablevision 9.00% 9/1/08                                                                     339,000            384,482

Cox Communications 4.625% 1/15/10                                                                        175,000            174,714
CSC Holdings
   8.125% 8/15/09                                                                                         40,000             40,700
   10.50% 5/15/16                                                                                        290,000            313,200
#Donnelley & Sons 144A 4.95% 5/15/10                                                                     940,000            945,399
GTE 7.90% 2/1/27                                                                                         670,000            726,108
#Hanarotelecom 144A 7.00% 2/1/12                                                                         200,000            198,805
[]Inmarsat Finance 10.375% 11/15/12                                                                      255,000            201,450
Insight Midwest 10.50% 11/1/10                                                                           402,000            428,130
InterActiveCorp 6.75% 11/15/05                                                                           510,000            514,176
iPCS 11.50% 5/1/12                                                                                        45,000             50,400
#Iwo Escrow 144A
  ?6.891% 1/15/12                                                                                         30,000             29,925
 []10.75% 1/15/15                                                                                         25,000             16,500
?Liberty Media 4.91% 9/17/06                                                                             137,000            137,878
Lodgenet Entertainment 9.50% 6/15/13                                                                     240,000            262,800
MCI
   6.908% 5/1/07                                                                                         226,000            229,673
   7.688% 5/1/09                                                                                         250,000            260,938
Mediacom Broadband 11.00% 7/15/13                                                                        125,000            135,938
Mediacom Capital 9.50% 1/15/13                                                                           100,000            100,250
Nextel Communications 5.95% 3/15/14                                                                      370,000            386,188
Nextmedia Operating 10.75% 7/1/11                                                                        190,000            207,338
[]PanAmSat Holding 10.375% 11/1/14                                                                       150,000            103,875
?#Qwest 144A 6.671% 6/15/13                                                                              100,000            102,875
Qwest Service 13.50% 12/15/10                                                                            245,000            284,200
Rogers Cablesystems 11.00% 12/1/15                                                                       120,000            130,200
Rural Cellular
   9.625% 5/15/08                                                                                        125,000            121,250
   9.875% 2/1/10                                                                                         120,000            124,500
SBC Communications
   4.125% 9/15/09                                                                                        795,000            789,162
   6.15% 9/15/34                                                                                         529,000            575,054
Sheridan Acquisition 10.25% 8/15/11                                                                       85,000             88,719
Sprint Capital
   4.78% 8/17/06                                                                                         210,000            211,590
   6.375% 5/1/09                                                                                          10,000             10,652
   8.75% 3/15/32                                                                                         545,000            760,527
TCI Communications
   8.75% 8/1/15                                                                                          215,000            276,289
   9.875% 6/15/22                                                                                        290,000            419,812
   10.125% 4/15/22                                                                                       144,000            211,712
Telecom Italia Capital 5.25% 11/15/13                                                                    910,000            925,389
#Telecom Italia Capital 144A 4.00% 1/15/10                                                               200,000            194,533
Telefonica Europe 7.35% 9/15/05                                                                           15,000             15,100
Telefonos de Mexico 4.50% 11/19/08                                                                       395,000            393,025
#Telefonos Mexico 144A 4.75% 1/27/10                                                                   1,135,000          1,139,721
Thomson 5.75% 2/1/08                                                                                      85,000             87,812
Time Warner Entertainment 8.375% 3/15/23                                                                  70,000             89,729
?US Lec 11.89% 10/1/09                                                                                    95,000             98,800
US Unwired 10.00% 6/15/12                                                                                110,000            122,925
#Valor Telecom Enterprises 144A 7.75% 2/15/15                                                            140,000            138,250
Verizon New Jersey 5.875% 1/17/12                                                                         54,000             57,162
Verizon Wireless 5.375% 12/15/06                                                                         525,000            535,223
XM Satellite Radio
   12.00% 6/15/10                                                                                        110,000            124,300
   14.00% 3/15/10-00                                                                                     100,000            108,000
                                                                                                                         ----------
                                                                                                                         18,476,403
                                                                                                                         ----------
Consumer Cyclical - 3.81%
Accuride 8.50% 2/1/15                                                                                    160,000            157,200
Advanced Accessory Systems 10.75% 6/15/11                                                                 80,000             64,800
Ameristar Casinos 10.75% 2/15/09                                                                         200,000            218,500
Auburn Hills Trust 12.375% 5/1/20                                                                         87,000            131,992
Boyd Gaming 9.25% 8/1/09                                                                                 275,000            290,125
#Carrols 144A 9.00% 1/15/13                                                                              175,000            178,063
?Centex 3.46% 8/1/07                                                                                     230,000            230,176
#Commercial Vehicle 144A 8.00% 7/1/13                                                                    100,000            102,250
CVS
   3.875% 11/1/07                                                                                        240,000            238,973
   4.00% 9/15/09                                                                                         285,000            282,654
DaimlerChrysler Holdings
   ?3.859% 9/10/07                                                                                       330,000            330,193
   4.75% 1/15/08                                                                                         416,000            417,852
Dana 5.85% 1/15/15                                                                                       275,000            243,375
Denny's 10.00% 10/1/12                                                                                   155,000            161,975
Ford Motor 7.45% 7/16/31                                                                                 180,000            150,651

Ford Motor Credit
   5.625% 10/1/08                                                                                         55,000             52,452
   5.70% 1/15/10                                                                                         165,000            152,334
   5.80% 1/12/09                                                                                         199,000            189,057
   6.625% 6/16/08                                                                                        290,000            286,606
   6.875% 2/1/06                                                                                       2,679,000          2,706,151
   7.00% 10/1/13                                                                                         195,000            187,385
Gaylord Entertainment 6.75% 11/15/14                                                                     120,000            117,900
General Motors 8.375% 7/15/33                                                                            375,000            315,000
General Motors Acceptance Corporation
   ?4.10% 7/16/07                                                                                        390,000            376,556
   6.75% 1/15/06                                                                                       1,869,000          1,883,987
   6.75% 12/1/14                                                                                         105,000             94,098
#Goodyear Tire 144A 9.00% 7/1/15                                                                          25,000             24,688
#Harrahs Operating 144A 5.625% 6/1/15                                                                  1,080,000          1,102,109
Interface 10.375% 2/1/10                                                                                 195,000            215,475
Johnson Controls 5.00% 11/15/06                                                                           80,000             81,018
Jones Apparel 4.25% 11/15/09                                                                             160,000            156,292
Landry's Restaurant 7.50% 12/15/14                                                                       195,000            189,638
Limited Brands 6.95% 3/1/33                                                                              330,000            344,771
Lowe's 7.50% 12/15/05                                                                                     50,000             50,798
Mandalay Resort Group 10.25% 8/1/07                                                                      265,000            292,825
#Metaldyne 144A 10.00% 11/1/13                                                                            70,000             57,750
MGM Mirage 9.75% 6/1/07                                                                                  230,000            250,413
O'Charleys 9.00% 11/1/13                                                                                 180,000            195,300
Penn National Gaming 8.875% 3/15/10                                                                      395,000            424,624
Perkins Family Restaurants 10.125% 12/15/07                                                               75,000             76,125
Royal Caribbean Cruises 7.25% 3/15/18                                                                     60,000             66,300
Target 5.95% 5/15/06                                                                                      75,000             76,193
Time Warner 8.18% 8/15/07                                                                                425,000            457,423
[]Town Sports International 11.00% 2/1/14                                                                145,000             88,088
True Temper Sports 8.375% 9/15/11                                                                        155,000            144,538
#Uno Restaurant 144A 10.00% 2/15/11                                                                      155,000            148,025
Visteon 8.25% 8/1/10                                                                                     425,000            395,250
Warnaco 8.875% 6/15/13                                                                                   190,000            210,900
Warner Music Group 7.375% 4/15/14                                                                        245,000            248,675
Wendy's International 6.35% 12/15/05                                                                      25,000             25,236
Wheeling Island Gaming 10.125% 12/15/09                                                                  300,000            319,500
                                                                                                                         ----------
                                                                                                                         15,202,259
                                                                                                                         ----------
Consumer Non-Cyclical - 1.88%
Albertson's Inc 8.00% 5/1/31                                                                             200,000            243,208
Amgen 4.00% 11/18/09                                                                                      80,000             79,475
#Autopista Del Maipo 144A 7.373% 6/15/22                                                                 350,000            413,365
#Chiquita Brands 144A 8.875% 12/1/15                                                                     125,000            124,688
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                          10,000             10,575
   10.625% 9/1/08                                                                                        220,000            232,650
Constellation 8.125% 1/15/12                                                                              50,000             53,750
Corrections Corporation of America 7.50% 5/1/11                                                          153,000            160,076
Cott Beverages 8.00% 12/15/11                                                                            185,000            199,338
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               160,000            164,400
#Health Care Services 144A 7.75% 6/15/11                                                                 640,000            743,987
#Highmark 144A 6.80% 8/15/13                                                                             260,000            288,784
Kraft Foods
   4.125% 11/12/09                                                                                       230,000            228,273
   5.25% 10/1/13                                                                                         365,000            380,449
   5.625% 11/1/11                                                                                          5,000              5,311
#Le-Natures 144A 10.00% 6/15/13                                                                          330,000            348,150
Medco Health Solutions 7.25% 8/15/13                                                                     305,000            343,873
MedPartners 7.375% 10/1/06-00                                                                            445,000            460,018
#Miller Brewing 144A 4.25% 8/15/08                                                                       280,000            278,980
National Beef Packing 10.50% 8/1/11                                                                      110,000            105,325
NDCHealth 10.50% 12/1/12                                                                                 195,000            208,163
Pilgrim's Pride 9.625% 9/15/11                                                                           215,000            235,963
Pinnacle Foods 8.25% 12/1/13                                                                             125,000            112,500
Safeway
   3.80% 8/15/05                                                                                          70,000             69,934
   6.15% 3/1/06                                                                                          155,000            156,691
Smithfield Foods 7.00% 8/1/11                                                                             45,000             47,588
UnitedHealth Group 3.375% 8/15/07                                                                        205,000            202,133
Universal 6.50% 2/15/06                                                                                  210,000            213,001
US Oncology 10.75% 8/15/14                                                                               250,000            273,750
UST 6.625% 7/15/12                                                                                       265,000            296,547
Vangaurd Health 9.00% 10/1/14                                                                            240,000            260,400
#Warner Chilcott 144A 8.75% 2/1/15                                                                       150,000            146,625
WellPoint
   3.75% 12/14/07                                                                                        270,000            266,677
   4.25% 12/15/09                                                                                        140,000            139,521
                                                                                                                         ----------
                                                                                                                          7,494,168
                                                                                                                         ----------

Electric - 2.79%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07                               15,000             16,631
America Electric Power 4.709% 8/16/07                                                                    965,000            973,105
Avista
   7.75% 1/1/07                                                                                           85,000             89,102
   9.75% 6/1/08                                                                                           45,000             51,037
Calpine
   7.625% 4/15/06                                                                                         40,000             37,700
   8.25% 8/15/05                                                                                          95,000             94,881
   10.50% 5/15/06                                                                                         55,000             53,075
?#Calpine 144A 8.891% 7/15/07                                                                            147,375            126,743
CC Fund Trust I 6.90% 2/16/07                                                                            660,000            687,711
CMS Energy 9.875% 10/15/07                                                                               130,000            142,350
Consumer Energy 5.00% 2/15/12                                                                            320,000            325,729
Detroit Edison
   5.05% 10/1/05                                                                                          60,000             60,165
   6.35% 10/15/32                                                                                          5,000              5,797
Dominion Resources 7.195% 9/15/14                                                                         95,000            110,519
Duke Capital 5.668% 8/15/14                                                                              190,000            197,738
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    235,000            266,725
Elwood Energy 8.159% 7/5/26                                                                               83,297             94,334
#FPL Energy National 144A 5.608% 3/10/24                                                                 480,000            491,211
FPL Group Capital 4.086% 2/16/07                                                                         515,000            515,041
Hydro Quebec 9.40% 2/1/21                                                                                 35,000             53,406
Midland Funding II 11.75% 7/23/05                                                                         17,208             17,259
Midwest Generation
   8.30% 7/2/09                                                                                          190,000            201,400
   8.75% 5/1/34                                                                                          270,000            303,750
++Mirant Americas Generation 7.625% 5/1/06                                                               130,000            151,125
Nisource Finance 3.20% 11/1/06                                                                            55,000             54,416
#NRG Energy 144A 8.00% 12/15/13                                                                          158,000            167,480
Orion Power Holdings 12.00% 5/1/10                                                                        60,000             72,150
Pacific Gas & Electric 6.05% 3/1/34                                                                      317,000            350,608
Pacificorp 6.375% 5/15/08                                                                                290,000            307,184
#Pedernales Electric 144A 6.202% 11/15/32                                                                620,000            721,684
?#Pinnacle West Energy 144A 3.63% 4/1/07                                                                 235,000            235,155
#Power Contract Financing 144A 5.20% 2/1/06                                                               58,109             58,509
Progress Energy 6.75% 3/1/06                                                                             635,000            645,932
PSE&G Energy Holdings 7.75% 4/16/07                                                                      135,000            140,063
Puget Energy 7.69% 2/1/11                                                                                250,000            290,286
Reliant Energy 9.50% 7/15/13                                                                             130,000            144,950
?SCANA 3.48% 3/1/08                                                                                      185,000            185,307
Southern California Edison
   ?3.465% 12/13/07                                                                                      190,000            190,000
   6.00% 1/15/34                                                                                         155,000            174,229
Southern Capital Funding 5.30% 2/1/07                                                                    200,000            204,307
#Texas Genco 144A 6.875% 12/15/14                                                                        175,000            185,063
#TXU Australia 144A 6.15% 11/15/13                                                                       560,000            612,759
TXU Electric Delivery 7.00% 5/1/32                                                                        35,000             42,461
TXU Energy 7.00% 3/15/13                                                                                 680,000            759,501
Westar Energy 5.95% 1/1/35                                                                               435,000            447,659
Xcel Energy 7.00% 12/1/10                                                                                 80,000             89,100
                                                                                                                         ----------
                                                                                                                         11,145,337
                                                                                                                         ----------
Energy - 0.71%
Bluewater Finance 10.25% 2/15/12                                                                         120,000            129,000
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                    75,000             75,615
#Chesapeake Energy 144A 6.625% 1/15/16                                                                    90,000             93,375
Enterprise Products 4.95% 6/1/10                                                                         310,000            311,794
@#Geophysique 144A 7.50% 5/15/15                                                                          75,000             78,563
Halliburton 8.75% 2/15/21                                                                                260,000            357,299
#Hilcorp Energy 144A 10.50% 9/1/10                                                                       195,000            216,450
Naftogaz Ukrainy 8.125% 9/30/09                                                                          200,000            211,460
Nexen 5.875% 3/10/35                                                                                     200,000            203,980
#Ocean Rig Norway 144A 8.375% 7/1/13                                                                      50,000             50,875
Petroleum Geo-Services
   8.00% 11/5/06                                                                                          28,986             29,638
   10.00% 11/5/10                                                                                        197,000            221,625
?Secunda International 11.141% 9/1/12                                                                    170,000            166,600
Siberian Oil 10.75% 1/15/09                                                                              415,000            466,378
USX 9.125% 1/15/13                                                                                        15,000             19,101
Valero Energy 6.125% 4/15/07                                                                              40,000             41,197
Weatherford International 4.95% 10/15/13                                                                  20,000             20,372
Whiting Petro 7.25% 5/1/13                                                                               130,000            133,250
                                                                                                                         ----------
                                                                                                                          2,826,572
                                                                                                                         ----------
Finance Companies - 1.55%
Household Finance 4.125% 12/15/08                                                                      1,260,000          1,252,904
HSBC Finance
   4.125% 3/11/08                                                                                        600,000            598,999
   5.00% 6/30/15                                                                                       1,845,000          1,863,034

International Lease Finance 4.625% 6/2/08                                                                 40,000             40,329
#Residential Capital 144A
   6.375% 6/30/10                                                                                        695,000            699,081
   6.875% 6/30/15                                                                                        380,000            389,066
#Westfield Capital 144A 4.375% 11/15/10                                                                1,330,000          1,329,496
                                                                                                                         ----------
                                                                                                                          6,172,909
                                                                                                                         ----------
Financial/Other - 0.42%
#Berkshire Hathaway Finance 144A
   3.18% 1/11/08                                                                                         195,000            195,240
   4.125% 1/15/10                                                                                        717,000            713,434
#Mantis Reef 144A 4.692% 11/14/08                                                                        740,000            742,807
                                                                                                                         ----------
                                                                                                                          1,651,481
                                                                                                                         ----------
Financials - 1.14%
#AIG SunAmerica Global Financing 144A 5.10% 1/17/07                                                       65,000             65,832
American General Finance
   4.00% 3/15/11                                                                                         864,000            835,325
   4.875% 5/15/10                                                                                      1,040,000          1,051,208
?#DBS Capital Funding 144A 7.657% 3/31/49                                                                260,000            298,332
Downey Financial 6.50% 7/1/14                                                                            290,000            310,444
?#National Capital Trust 1 144A 5.486% 12/29/49                                                          665,000            686,055
#NLV Financial 144A 6.50% 3/15/35                                                                        720,000            739,349
#OMX Timber Finance 144A 5.42% 1/29/20                                                                   405,000            420,354
#PF Export Receivables Master Trust 144A 6.60% 12/1/11                                                   143,255            152,352
                                                                                                                         ----------
                                                                                                                          4,559,251
                                                                                                                         ----------
Industrial - Other - 0.29%
Adesa 7.625% 6/15/12                                                                                     195,000            198,900
Interline Brands 11.50% 5/15/11                                                                          283,000            312,715
#Knowledge Learning 144A 7.75% 2/1/15                                                                    145,000            139,200
[]Mueller Holdings 14.75% 4/15/14                                                                        305,000            224,175
#Park-Ohio Industries 144A 8.375% 11/15/14                                                                75,000             67,313
Trimas 9.875% 6/15/12                                                                                    250,000            211,250
                                                                                                                         ----------
                                                                                                                          1,153,553
                                                                                                                         ----------
Insurance - 1.81%
21st Century Insurance 5.90% 12/15/13                                                                    275,000            288,429
Allstate 5.55% 5/9/35                                                                                    560,000            581,626
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                             555,000            601,947
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          140,000            146,139
   8.625% 5/1/24                                                                                         615,000            765,410
#Liberty Mutual 144A
   5.75% 3/15/14                                                                                          90,000             90,757
   7.00% 3/15/34                                                                                         210,000            221,706
Marsh & McLennan
   ?3.28% 7/13/07                                                                                        400,000            397,470
   5.375% 3/15/07                                                                                        210,000            212,827
Metlife
   5.00% 6/15/15                                                                                         505,000            513,507
   5.70% 6/15/35                                                                                         520,000            538,005
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                           95,000            119,754
?#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                     750,000            774,217
?#Oil Insurance 144A 5.15% 8/15/33                                                                       390,000            393,397
#Pennsylvania Mutual Life Insurance 144A 6.65% 6/15/34                                                   369,000            430,374
St. Paul Travelers 5.01% 8/16/07                                                                         465,000            471,030
?#Twin Reefs Pass-Through Trust 144A 4.19% 12/31/49                                                      400,000            397,440
Willis Group
   5.125% 7/15/10                                                                                        120,000            120,779
   5.625% 7/15/15                                                                                        130,000            131,085
                                                                                                                         ----------
                                                                                                                          7,195,899
                                                                                                                         ----------
Natural Gas - 0.70%
?Atmos Energy 3.516% 10/15/07                                                                            130,000            130,298
El Paso Natural Gas 7.625% 8/1/10                                                                         55,000             58,339
El Paso Production Holding 7.75% 6/1/13                                                                  155,000            166,238
Enterprise Products Operating
   4.00% 10/15/07                                                                                        125,000            123,818
   4.625% 10/15/09                                                                                       355,000            353,752
   7.50% 2/1/11                                                                                          317,000            356,592
#Enterprise Products Operating 144A 5.00% 3/1/15                                                         327,000            321,699
#Inergy Finance 144A 6.875% 12/15/14                                                                      90,000             87,975
Sempra Energy
   ?3.754% 5/21/08                                                                                       240,000            240,603
   4.621% 5/17/07                                                                                        510,000            512,635
Tennessee Gas Pipeline 8.375% 6/15/32                                                                     55,000             64,993
Valero Logistics Operations 6.05% 3/15/13                                                                350,000            371,271
                                                                                                                         ----------
                                                                                                                          2,788,213
                                                                                                                         ----------
Real Estate - 0.35%
#America Real Estate Partners L.P. 144A 7.125% 2/15/13                                                   100,000             98,500
BF Saul REIT 7.50% 3/1/14                                                                                115,000            119,600
Centex 5.25% 6/15/15                                                                                     485,000            485,527

Developers Diversified Realty
   4.625% 8/1/10                                                                                          95,000             94,377
   5.25% 4/15/11                                                                                         100,000            101,708
#Simon Property Group 144A 4.60% 6/15/10                                                                 290,000            290,479
Tanger Properties 9.125% 2/15/08                                                                         200,000            218,000
                                                                                                                        -----------
                                                                                                                          1,408,191
                                                                                                                        -----------
Technology - 0.25%
Dell 6.55% 4/15/08                                                                                        15,000             15,919
#Magnachip Semiconductor 144A 8.00% 12/15/14                                                             140,000            135,100
Motorola 4.608% 11/16/07                                                                                 470,000            473,859
Sanmina-SCI 10.375% 1/15/10                                                                              100,000            111,500
#Telcordia Technologies 144A 10.00% 3/15/13                                                              270,000            253,800
                                                                                                                        -----------
                                                                                                                            990,178
                                                                                                                        -----------
Transportation - 1.06%
American Airlines 6.817% 5/23/11                                                                          65,000             61,893
Continental Airlines 6.503% 6/15/11                                                                      390,000            385,038
?CSX 3.51% 8/3/06                                                                                        147,000            147,314
Delta Air Lines 6.417% 7/2/12                                                                            435,000            457,641
Deutsche Bahn Finance 1.65% 12/1/14                                                 JPY              189,000,000          1,769,428
#Erac USA Finance 144A 7.35% 6/15/08                                                USD                  380,000            410,273
[]#H-Lines Finance Holding 144A 11.00% 4/1/13                                                            155,000            120,125
#Horizon Lines 144A 9.00% 11/1/12                                                                         75,000             78,938
Kansas City Southern Railway 9.50% 10/1/08                                                               155,000            169,725
OMI 7.625% 12/1/13                                                                                       225,000            225,281
Seabulk International 9.50% 8/15/13                                                                       90,000            101,588
Stena 9.625% 12/1/12                                                                                     200,000            219,000
Ultrapetrol 9.00% 11/24/14                                                                               100,000             89,000
                                                                                                                        -----------
                                                                                                                          4,235,244
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $109,163,925)                                                                               110,493,648
                                                                                                                        -----------
FOREIGN AGENCIES- 1.51%
Exim of Ukraine 7.75% 9/23/09                                                                            170,000            178,296
KFW International Finance 1.75% 3/23/10                                             JPY              156,000,000          1,502,217
Gazprom OAO 9.625% 3/1/13                                                           USD                  180,000            221,220
#Gazprom OAO 144A 9.625% 3/1/13                                                                          310,000            381,688
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY              171,000,000          1,650,983
#Pemex Project Funding Master Trust 144A
   5.75% 12/15/15                                                                   USD                   75,000             75,038
   6.625% 6/15/35                                                                                        190,000            187,625
Rentenbank 1.375% 4/25/13                                                           JPY              192,000,000          1,806,133
                                                                                                                        -----------
TOTAL FOREIGN AGENCIES (COST $6,072,886)                                                                                  6,003,200
                                                                                                                        -----------

MUNICIPAL BONDS- 2.55%
Allentown, Pennsylvania 3.98% 10/1/11 (AMBAC)                                       USD                  320,000            314,973
Aruba Airport Authority 7.70% 1/1/13 (MBIA)                                                              184,000            204,191
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                               260,000            283,442
California State
   5.00% 2/1/33                                                                                           60,000             63,185
   5.00% 2/1/33                                                                                            5,000              5,252
California State Economic Recovery Series A 5.25% 7/1/13                                                 105,000            118,236
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     195,000            209,978
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                                  85,000             94,294
   5.00% 12/15/13 (FGIC)                                                                                 255,000            284,333
Escondido, California Revenue 5.75% 9/1/25 (MBIA)                                                        565,000            602,024
Fairfield, California Pension Obligation 5.42% 6/1/34 (AMBAC)                                            765,000            795,072
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
   5.20% 5/1/33                                                                                           20,000             21,031
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.50% 6/1/43                                                                                           55,000             60,531
Hoboken, New Jersey General Obligation Taxable Series B
   4.26% 2/1/10 (MBIA)                                                                                    60,000             60,008
   5.33% 2/1/18 (MBIA)                                                                                    65,000             68,557
Hoboken, New Jersey Refunding Taxable Pension 6.50% 4/1/26 (MBIA)                                         25,000             30,039
Illinois State Taxable Pension 5.10% 6/1/33                                                              120,000            124,914
Industry Urban Development Agency 4.50% 5/1/10 (MBIA)                                                    195,000            196,427
La Quinta Redevelopment Agency Tax Allocation
   5.45% 9/1/13 (AMBAC)                                                                                   15,000             15,675
   6.24% 9/1/23 (AMBAC)                                                                                   10,000             11,052
Los Angeles, California Community Redevelopment
   5.60% 7/1/18 (MBIA)                                                                                    80,000             83,889
   5.83% 12/1/17 (FSA)                                                                                   525,000            572,843
Manchester, New Hampshire Taxable Series C 5.375% 12/1/11 (FGIC)                                         110,000            116,739
Metropolitan Washington, District of Columbia Airport Authority 4.62% 10/1/10 (FGIC)                      15,000             15,320
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            100,000            108,325
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                               155,000            171,616
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         125,000            136,243

Oregon Local Governments 3.145% 6/1/06 (AMBAC)                                                           325,000            322,800
Oregon State Taxable Pension 5.892% 6/1/27                                                                65,000             75,088
Philadelphia, Pennsylvania Authority For Industrial Development Retirement System
   Series A 5.64% 4/15/06 (MBIA)                                                                       1,103,000          1,117,548
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I
   5.25% 7/1/33                                                                                          120,000            129,271
ss.Reeves County Texas Certificates Participation 7.25% 6/1/11-06 (ACA)                                  500,000            517,875
Sacramento, California Public Finance Authority Series B
   3.82% 12/1/08 (FGIC)                                                                                   85,000             84,278
   5.18% 12/1/13 (FGIC)                                                                                  105,000            108,269
San Diego Redevelopment Tax Allocation Series C 5.81% 9/1/19 (XLCA)                                      645,000            687,641
South Texas Detention Complex 4.92% 2/1/14 (MBIA)                                                      1,150,000          1,184,200
Waterbury, Connecticut Taxable Series B 5.43% 4/1/09 (FSA)                                               499,000            509,484
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                   590,000            633,861
   6.07% 7/1/26                                                                                           45,000             49,845
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $9,844,385)                                                                                  10,188,349
                                                                                                                         ----------

NON-AGENCY ASSET-BACKED SECURITIES- 5.27%
AABST Series 2005-NIM Notes 4.75% 10/25/36                                                               960,000            960,291
#ABSC NIMs Trust Series 2004-HE1 A 144A 7.00% 1/17/34                                                      6,950              6,929
AmeriCredit Automobile Receivables Trust
   Series 2001-D A4 4.41% 11/12/08                                                                       297,042            297,874
   Series 2002-A A4 4.61% 1/12/09                                                                        456,330            458,388
Capital One Auto Finance Trust Series 2003-A A4A 2.47% 1/15/10                                            20,000             19,668
Capital One Multi-Asset Execution Trust
   ?Series 2004-B3 B3 3.95% 1/18/22                                                                    1,390,000          1,422,799
   Series 2005-B1 B1 4.90% 12/15/17                                                                      715,000            732,120
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32                                                        64,360             64,907
Citibank Credit Card Issuance Trust
   Series 2002-A1 A1 4.95% 2/9/09                                                                        345,000            350,240
   Series 2003-A7 A7 4.15% 7/7/17                                                                         65,000             64,050
   Series 2004-A4 A4 3.20% 8/24/09                                                                        75,000             73,796
Countrywide Asset-Backed Certificates
   ?Series 2004-9 AF2 3.337% 9/25/23                                                                     115,000            113,852
   Series 2004-S1 A2 3.872% 3/25/20                                                                      230,000            227,731
   ?Series 2005-7 AF2 4.367% 11/25/35                                                                  1,465,000          1,464,853
#Countrywide Asset-Backed Certificates 144A
   Series 2004-1NIM Note 6.00% 5/25/34                                                                    12,350             12,393
   Series 2004-2N N1 NIM 5.00% 2/25/35                                                                    91,413             90,838
   Series 2004-BC1N Note 5.50% 4/25/35                                                                    16,133             16,143
#Drive Auto Receivables Trust 144A
   Series 2004-1 A3 3.50% 8/15/08                                                                        545,000            541,315
   Series 2005-2 A2 4.12% 1/15/10                                                                      1,420,000          1,421,220
#First Franklin NIM Trust 144A
   Series 2004-FF6A Note 5.75% 7/25/34                                                                   153,726            154,062
   Series 2004-FFH4 N1 4.212% 1/21/35                                                                    715,082            715,082
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                       103,072            103,008
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                 70,000             69,656
@=#Magnetite Asset Investor Series 2003 C1 144A 8.786% 1/31/08                                           250,000            258,666
MASTR Specialized Loan Trust Series 2005-2 A2 5.15% 6/1/35                                               625,000            624,998
MBNA Credit Card Master Note Trust Series 2004-A4 2.70% 9/15/09                                          270,000            264,165
#MBNA Master Credit Card Trust USA Series 2000-D C 144A 8.40% 9/15/09                                    110,000            117,923
?Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.66% 7/25/35                                                                   225,000            225,644
   Series 2005-NC1 A2B 3.53% 10/25/35                                                                    210,000            210,193
   Series 2005-WMC1 A2B 3.53% 9/25/35                                                                    630,000            630,911
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                                            63,958             66,733
MMCA Automobile Trust
   Series 2002-2 A4 4.30% 3/15/10                                                                        180,222            180,131
   Series 2002-2 B 4.67% 3/15/10                                                                         169,768            169,466
Navistar Financial Corporate Owner Trust Series 2001-B A4 4.37% 11/17/08                                 176,527            176,548
?Novastar Home Equity Loan Series 2004-4 A2B 3.65% 3/25/35                                               230,000            230,778
#Novastar NIM Trust Series 2005-N1 Note 144A 4.777% 10/26/35                                             920,476            920,476
#Park Place Securities NIM Trust 144A
   Series 2004-MCW1 A 4.458% 9/25/34                                                                     203,923            203,923
   Series 2004-WHQ1 B 3.483% 10/25/34                                                                    319,286            318,711
   Series 2004-WHQ1 D 7.384% 10/25/34                                                                    385,000            386,348
   Series 2004-WHQ2 A 4.00% 2/25/35                                                                      470,648            469,625
   Series 2005-WCH1 A 4.00% 2/25/35                                                                      494,030            491,560
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      225,000            223,221
   Series 2005-2 AF2 4.361% 8/25/35                                                                      890,000            890,834
?Residential Asset Mortgage Products
   Series 2004-RS12 AII2 3.54% 12/25/34                                                                  700,000            701,082
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                     125,000            124,921
Residential Asset Securities Series 2000-KS5 AI6 7.175% 12/25/31                                          71,117             72,130
?Residential Funding Mortgage Securities II Series 2005-HI2 A1 3.466% 5/25/35                            970,000            970,000

@=#RHYNO CBO Delaware Series 1997-1 A2 144A 6.33% 9/15/09                                                 60,461             61,254
#Sail Net Interest Margin Notes Series 2004-4A A 144A 5.00% 4/27/34                                      353,038            353,074
?Saxon Asset Securities Trust Series 2005-1 A2B 3.53% 3/25/35                                            810,000            810,853
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                            170,722            161,138
Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28                                               260,000            277,206
WFS Financial Owner Trust
   Series 2002-2 A4 4.50% 2/20/10                                                                        101,791            102,155
   Series 2005-1 D 4.09% 8/17/12                                                                         925,000            919,683
Whole Auto Loan Trust Series 2003-1 B 2.24% 3/15/10                                                       24,835             24,492
                                                                                                                         ----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $21,027,785)                                                              21,020,057
                                                                                                                         ----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 8.09%
ABN Amro Mortgage Series 2003-4 A5 4.75% 3/25/33                                                       1,222,850          1,223,073
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      28,184             28,765
   Series 2004-2 1A1 6.00% 3/25/34                                                                        87,717             89,526
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    314,169            325,106
   Series 2005-3 2A1 5.50% 4/25/20                                                                       208,280            212,966
   Series 2005-5 2CB1 6.00% 6/25/35                                                                      500,307            515,010
   Series 2005-6 7A1 5.50% 7/25/20                                                                       635,000            649,089
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                                  187,269            188,147
Bank of America Mortgage Securities
   ?Series 2003-I 2A4 3.828% 10/25/33                                                                      5,000              4,975
   Series 2004-3 1A2O 4.25% 4/25/34                                                                      592,093            591,840
   ?Series 2004-A 1A1 3.486% 2/25/34                                                                      25,590             25,515
   ?Series 2004-E 1A1 3.528% 6/25/34                                                                     299,158            296,586
   ?Series 2004-G 2A6 4.657% 8/25/34                                                                     225,000            228,827
   ?Series 2005-A 2A1 4.48% 2/25/35                                                                      502,562            501,599
   ?Series 2005-B 2A1 4.422% 3/25/35                                                                     474,906            473,224
   ?Series 2005-E 2A1 4.995% 5/25/35                                                                     291,852            294,132
   ?Series 2005-F 2A3 4.742% 7/25/35                                                                     585,000            585,640
Cendant Mortgage Series 2003-1 A6 5.50% 2/25/33                                                           88,560             88,637
Chase Mortgage Finance Series 2004-S3 2A1 5.25% 3/25/34                                                  921,152            927,383
Citigroup Mortgage Loan Trust
   Series 2003-3 A4 5.50% 3/25/33                                                                        384,244            385,050
   Series 2004-NCM1 1A2 6.50% 7/25/34                                                                    288,842            298,139
   Series 2004-NCM2 1CB2 6.75% 8/25/34                                                                   386,897            401,769
Countrywide Alternative Loan Trust
   Series 2004-1T1 A2 5.50% 2/25/34                                                                      879,544            883,446
   Series 2004-J1 1A1 6.00% 2/25/34                                                                       56,007             56,663
   Series 2004-J2 7A1 6.00% 12/25/33                                                                      89,619             90,964
   ?Series 2004-J7 1A2 4.673% 8/25/34                                                                    175,000            175,455
Countrywide Home Loan Mortgage Pass Through Trust
   Series 2002-11 A4 6.25% 10/25/32                                                                    1,574,893          1,590,848
   Series 2003-1 1A7 4.50% 3/25/33                                                                         2,350              2,347
   ?Series 2003-21 A1 4.117% 5/25/33                                                                      27,616             27,478
   ?Series 2003-56 3A7B 4.71% 12/25/33                                                                   245,000            246,699
Credit Suisse First Boston Mortgage Securities
   Series 2003-17 4A1 5.50% 6/25/33                                                                    1,545,195          1,555,592
   Series 2003-29 5A1 7.00% 12/25/33                                                                      43,331             44,739
   ?Series 2003-AR22 2A3 4.107% 9/25/33                                                                  370,333            369,179
   Series 2004-1 3A1 7.00% 2/25/34                                                                        17,758             18,306
Deutsche Mortgage Securities
   Series 1998-C1 D 7.231% 6/15/31                                                                     1,807,000          1,947,534
   ?Series 2004-4 1A2 4.01% 4/25/34                                                                       40,000             39,942
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 1A1 6.25% 10/25/34                                                                  1,061,660          1,093,714
   ?Series 2005-AR2 2A1 5.148% 6/25/35                                                                 1,212,371          1,224,495
?First Horizon Asset Securities Series 2004-AR5 4A1 5.696% 10/25/34                                      120,846            123,227
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                          47,628             50,979
   Series 1999-3 A 8.00% 8/19/29                                                                          81,078             87,472
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                     198,131            214,835
   Series 2005-RP1 1A4 8.50% 2/25/35                                                                      91,509            101,121
Master Alternative Loans Trust
   Series 2004-3 2A1 6.25% 4/25/34                                                                       687,015            705,908
   Series 2004-3 8A1 7.00% 4/25/34                                                                       123,473            126,319
   Series 2004-5 3A1 6.50% 6/25/34                                                                        61,149             62,812
   Series 2004-5 6A1 7.00% 6/25/34                                                                       572,510            581,537
   Series 2005-3 7A1 6.00% 4/25/35                                                                       295,054            302,180
Master Asset Securitization Trust
   Series 2003-6 8A1 5.50% 7/25/33                                                                       160,621            161,675
   Series 2003-9 2A7 5.50% 10/25/33                                                                      678,717            689,750
   Series 2003-11 6A12 4.75% 12/25/33                                                                    370,000            373,672
?MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.908% 12/25/33                                  10,000              9,934

MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                        38,724             40,271
   Series 2003-9 1A1 5.50% 12/25/18                                                                       24,960             25,506
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/35                                      284,460            307,584
?MLCC Mortgage Investors Series 2005-1 2A5 4.973% 4/25/35                                                425,000            428,354
Nomura Asset Acceptance
   ?Series 2004-AP2 A2 4.099% 7/25/34                                                                     80,000             79,865
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                    475,000            476,695
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                    83,799             85,056
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      41,597             42,689
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      179,608            185,300
   Series 2005-SL1 A2 6.00% 5/25/32                                                                      385,143            391,595
Residential Asset Securitization Trust
   Series 2002-A13 A3 5.00% 12/25/17                                                                      66,336             66,364
   Series 2003-A11 A1 4.25% 11/25/33                                                                     321,751            321,204
Structured Adjustble Rate Mortgage Loan Trust
   ?Series 2004-18 5A 5.50% 12/25/34                                                                     137,825            140,065
   Series 2005-6 4A1 5.00% 5/25/35                                                                       330,302            332,526
Structured Asset Securities
   ?Series 2002-22H 1A 7.00% 11/25/32                                                                     30,381             31,273
   Series 2004-12H 1A 6.00% 5/25/34                                                                      264,091            268,382
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       163,449            166,985
   Series 2005-1 6A2 6.50% 3/25/35                                                                        46,511             47,405
Washington Mutual MSC Mortgage Pass-Through CTFS Series 2001-MS15 SA1
   6.00% 1/25/17                                                                                           4,372              4,412
Washington Mutual
   Series 2002-S7 4A1 4.50% 11/25/32                                                                       7,549              7,535
   Series 2002-S8 2A1 4.50% 1/25/18                                                                      194,031            193,740
   ?Series 2003-AR9 1A7 4.059% 9/25/33                                                                   180,978            179,313
   ?Series 2003-AR10 A6 4.073% 10/25/33                                                                  955,000            950,264
   ?Series 2003-AR11 A6 3.985% 10/25/33                                                                1,245,000          1,230,980
   ?Series 2004-AR4 A6 3.808% 6/25/34                                                                    580,000            570,707
   ?Series 2004-AR5 A6 3.857% 6/25/34                                                                    555,000            545,938
   ?Series 2004-AR9 A7 4.207% 8/25/34                                                                    456,000            455,478
   Series 2004-CB2 4A 6.50% 8/25/34                                                                      215,127            222,051
   Series 2004-CB3 1A 6.00% 10/25/34                                                                     298,916            308,380
   Series 2004-CB3 4A 6.00% 10/25/19                                                                     159,416            165,679
   ?Series 2005-AR3 A1 4.656% 3/25/35                                                                    394,071            394,294
?Wells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.535% 1/25/35                                                                     245,000            244,742
   Series 2004-DD 2A6 4.535% 1/25/35                                                                     125,000            124,632
   Series 2004-I 1A1 3.385% 7/25/34                                                                      332,889            334,085
   Series 2004-T A1 3.455% 9/25/34                                                                       222,913            223,081
   Series 2005-AR10 2A14 4.111% 6/25/35                                                                1,365,000          1,361,588
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $32,272,523)                                                  32,247,838
                                                                                                                         ----------
REGIONAL AGENCY- 0.56%
Australia - 0.22%
Queensland Treasury
   6.00% 6/14/11                                                                    AUD                  749,000            592,188
   6.00% 8/14/13                                                                    AUD                  377,000            301,005
                                                                                                                         ----------
                                                                                                                            893,193
                                                                                                                         ----------
Canada - 0.34
Province of Ontario
   1.875% 1/25/10                                                                   JPY              108,000,000          1,043,871
   5.375% 12/2/12                                                                   CAD                  338,000            304,109
                                                                                                                         ----------
                                                                                                                          1,347,980
                                                                                                                         ----------
TOTAL REGIONAL AGENCY (COST $2,233,982)                                                                                   2,241,173
                                                                                                                         ----------
SOVEREIGN AGENCIES- 0.60%
Canada - 0.15%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD                  744,000            617,723
                                                                                                                         ----------
                                                                                                                            617,723
                                                                                                                         ----------
Japan - 0.45%
Development Bank of Japan 1.75% 6/21/10                                             JPY               92,000,000            886,182
Japan Finance for Municipal Enterprises 1.35% 11/26/13                              JPY               96,000,000            897,697
                                                                                                                         ----------
                                                                                                                          1,783,879
                                                                                                                         ----------
TOTAL SOVEREIGN AGENCIES (COST $2,462,026)                                                                                2,401,602
                                                                                                                         ----------
SOVEREIGN DEBT- 5.20%
Argentina - 0.24%
Argentina Government Bond
  []1.33% 12/31/38                                                                  USD                1,025,000            370,538
   ?3.01% 8/3/12                                                                    USD                  650,000            591,609
                                                                                                                         ----------
                                                                                                                            962,147
                                                                                                                         ----------
Austria - 0.29%
Austria Government Bond 5.25% 1/4/11                                                EUR                  837,000          1,148,007
                                                                                                                         ----------
                                                                                                                          1,148,007
                                                                                                                         ----------

Belgium - 0.21%
Belgium Government Bond 5.75% 3/28/08                                               EUR                  635,000            841,046
                                                                                                                         ----------
                                                                                                                            841,046
                                                                                                                         ----------
Columbia - 0.05%
Columbian Government International Bond 10.375% 1/28/33                             USD                  175,000            209,563
                                                                                                                         ----------
                                                                                                                            209,563
                                                                                                                         ----------
El Salvador - 0.15%
El Salvador Government International Bond 7.65% 6/15/35                             USD                  610,000            611,525
                                                                                                                         ----------
                                                                                                                            611,525
                                                                                                                         ----------
France - 0.30%
France Government Bond
   3.50% 4/25/15                                                                    EUR                  486,000            605,727
   4.00% 4/25/13                                                                    EUR                  466,000            606,379
                                                                                                                         ----------
                                                                                                                          1,212,106
                                                                                                                         ----------
Germany - 0.90%
Deutschland Republic
   4.50% 1/4/13                                                                     EUR                  846,000          1,136,155
   4.75% 7/4/08                                                                     EUR                  729,000            947,376
   5.00% 7/4/11                                                                     EUR                  609,000            832,450
   6.25% 1/4/24                                                                     EUR                  397,000            656,390
                                                                                                                         ----------
                                                                                                                          3,572,371
                                                                                                                         ----------
Italy - 0.23%
Italy Government International Bond 0.65% 3/20/09                                   JPY               98,500,000            904,712
                                                                                                                         ----------
                                                                                                                            904,712
                                                                                                                         ----------
Malaysia - 0.37%
Malaysia Government International Bond
   3.644% 8/25/10                                                                   MYR                2,700,000            714,967
   6.45% 7/1/08                                                                     MYR                2,600,000            746,739
                                                                                                                         ----------
                                                                                                                          1,461,706
                                                                                                                         ----------
Mexico - 0.08%
Mexico Government International Bond 6.75% 9/27/34                                  USD                  285,000            302,813
                                                                                                                         ----------
                                                                                                                            302,813
                                                                                                                         ----------
Netherlands - 0.23%
Netherlands Government Bond 5.75% 2/15/07                                           EUR                  698,000            894,970
                                                                                                                         ----------
                                                                                                                            894,970
                                                                                                                         ----------
Norway - 0.07%
Norway Government Bond 6.00% 5/16/11                                                NOK                1,678,000            296,160
                                                                                                                         ----------
                                                                                                                            296,160
                                                                                                                         ----------
Peru - 0.05%
Peru Government International Bond 8.375% 5/3/16                                    USD                  185,000            208,588
                                                                                                                         ----------
                                                                                                                            208,588
                                                                                                                         ----------
Philippines - 0.06%
Philippines Government International Bond 10.625% 3/16/25                           USD                  210,000            235,988
                                                                                                                         ----------
                                                                                                                            235,988
                                                                                                                         ----------
Poland - 0.63%
Poland Government Bond
   6.00% 5/24/09                                                                    PLZ                4,067,000          1,275,821
   6.25% 10/24/15                                                                   PLZ                3,614,000          1,220,075
                                                                                                                         ----------
                                                                                                                          2,495,896
                                                                                                                         ----------
Russia - 0.07%
Russian Ministry of Finance 3.00% 5/14/11                                           USD                  320,000            281,248
@Russian Paris Club Participation Note 1.925% 8/20/20                               JPY                1,529,420             13,236
                                                                                                                         ----------
                                                                                                                            294,484
                                                                                                                         ----------
Sweden - 0.42%
Swedish Government Bond
   4.50% 8/12/15                                                                    SEK                7,675,000          1,113,485
   5.00% 12/1/20                                                                    SEK                3,640,000            572,774
                                                                                                                         ----------
                                                                                                                          1,686,259
                                                                                                                         ----------
Turkey - 0.12%
Turkey Government International Bond 7.00% 6/5/20                                   USD                  485,000            476,513
                                                                                                                         ----------
                                                                                                                            476,513
                                                                                                                         ----------
United Kingdom - 0.61%
U.K. Treasury
   4.00% 3/7/09                                                                     GBP                  662,450          1,186,096
   4.75% 6/7/10                                                                     GBP                  317,000            586,018
   4.75% 9/7/15                                                                     GBP                  347,000            652,081
                                                                                                                         ----------
                                                                                                                          2,424,195
                                                                                                                         ----------
Venezuela - 0.12%
Venezuela Government International Bond
   7.65% 4/21/25                                                                    USD                  435,000            391,975
   9.375% 1/13/34                                                                   USD                   90,000             94,500
                                                                                                                         ----------
                                                                                                                            486,475
                                                                                                                         ----------
TOTAL SOVEREIGN DEBT (COST $20,814,115)                                                                                  20,725,524
                                                                                                                         ----------

SUPRANATIONAL BANKS- 0.40%
European Investment Bank 4.00% 10/15/37                                             EUR                  541,000            678,872
Inter-American Development Bank 1.90% 7/8/09                                        JPY               93,000,000            897,211
                                                                                                                         ----------
TOTAL SUPRANATIONAL BANKS (COST $1,596,709)                                                                               1,576,083
                                                                                                                         ----------
U.S. TREASURY OBLIGATIONS- 18.44%
U.S. Treasury Bonds
   5.375% 2/15/31                                                                   USD                3,220,000         3,800,608
   6.00% 2/15/26                                                                                       4,588,000         5,654,352

U.S. Treasury Inflation Index Bonds
   3.375% 4/15/32                                                                                        186,335           253,540

U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        184,856           180,351
 oo1.625% 1/15/15                                                                                        499,266           497,608
   2.00% 7/15/14                                                                                         330,288           340,442
   3.00% 7/15/12                                                                                         167,721           184,270
U.S. Treasury Notes
   3.00% 12/31/06                                                                                     14,247,000        14,120,672
   3.00% 2/15/09                                                                                       2,204,000         2,153,207
   3.375% 2/15/08                                                                                      7,500,000         7,447,853
   3.625% 7/15/09                                                                                      2,271,000         2,264,171
   3.625% 6/15/10                                                                                      2,135,000         2,126,328
   3.75% 3/31/07                                                                                       2,395,000         2,399,397
   3.75% 5/15/08                                                                                         810,000           812,026
   3.875% 5/15/10                                                                                     14,510,000        14,597,291
   4.125% 5/15/15                                                                                      9,275,000         9,413,402
   5.00% 8/15/11                                                                                       6,830,000         7,283,826
                                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $73,096,861)                                                                      73,529,344
                                                                                                                      ============
                                                                                                     NUMBER OF
                                                                                                     SHARES
PREFERRED STOCK- 0.03%
Alamosa Delaware 7.50%                                                                                        50            49,844
Nexen 7.35%                                                                                                3,225            85,043
                                                                                                                      ------------
TOTAL PREFERRED STOCK (COST $130,339)                                                                                      134,887
                                                                                                                      ============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 6.71%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $16,730,255,
collateralized by $1,594,000 U.S. Treasury
Bills due 7/7/05, market value $1,593,545,
$3,099,000 U.S. Treasury Bills due 8/18/05,
market value $3,087,120, $1,649,000 U.S. Treasury
Bills due 9/15/05, market value $1,638,453,
$6,985,000 U.S. Treasury Bills due 12/29/05,
market value $6,871,493, $1,024,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $1,023,664,
$466,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $460,885, $1,635,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $1,643,526 and $745,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $747,574)                                                     $16,729,000        16,729,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $10,012,751,
collateralized by $3,492,000 U.S. Treasury Bills due
10/13/05, market value $3,460,884, $925,000
U.S. Treasury Bills due 12/22/05, market value
$910,550 and $5,821,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $5,847,859)                                                           10,012,000        10,012,000
                                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (COST $26,741,000)                                                                          26,741,000
                                                                                                                      ============

TOTAL MARKET VALUE OF SECURITIES - 105.44%
   (cost $417,664,529)                                                                                                 420,451,560
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (5.44%)                                                              (21,685,897)o
                                                                                                                      ============
NET ASSETS APPLICABLE TO 44,117,515 SHARES OUTSTANDING - 100.00%                                                      $398,765,663
                                                                                                                      ============

|_| Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Units
GBP - British Pound Sterling
JPY - Japanese Yen
MYR - Malaysian Ringgit
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

   #Security exempt from registration under Rule 144A of the Securities Act of
    1933. See Note 6 in "Notes."
  ooFully or partially pledged as collateral for financial futures contracts.
   ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  ++Non-income producing security. Security is currently in default.
   ?Variable rate notes. The interest rate shown is the rate as of June 30,
    2005.
  []Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  []Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2005.
   @Illiquid Security. See Note 6 in "Notes." At June 30, 2005, four securities were deemed illiquid which represented 0.10% of the Fund's net assets. ++++Security is currently in default. The issue has missed the maturity date.
    Bankruptcy proceedings are in the process to determine distribution of assets.
   oOf this amount, $47,218,947 represents payable for securities purchased as of June 30, 2005.
   =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At June 30, 2005, two securities were fair valued which represented 0.08% of the Fund's net assets.
  ssPre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
PRN - Principal Only
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                       UNREALIZED
                                                              VALUE OF CONTRACT                       APPRECIATION
CONTRACTS TO RECEIVE/(DELIVER)           IN EXCHANGE FOR          AT 6/30/05      SETTLEMENT DATE    (DEPRECIATION)
------------------------------           ---------------          ----------      ---------------    --------------
   (1,204,200) Australian Dollars         US $923,477           $   (913,795)         8/29/05           $  9,682
     (844,000) British Pounds             US $1,539,752           (1,509,030)         8/30/05             30,722
     (507,000) British Pounds             US $924,946               (906,491)         8/30/05             18,455
   (5,554,500) European Monetary Units    US $6,769,047           (6,737,245)         8/29/05             31,802
   (2,919,300) European Monetary Units    US $3,515,364           (3,535,407)         7/22/05            (20,043)
       235,713 European Monetary Units    US $(285,000)              285,247          7/01/05                247
         (246) European Monetary Units    US $301                       (298)         7/22/05                  3
       275,742 European Monetary Units    US $(334,746)              333,937          7/22/05               (809)
     1,788,000 European Monetary Units    US $(2,163,514)          2,165,350          7/22/05              1,836
       919,005 European Monetary Units    US $(1,120,025)          1,114,693          8/29/05             (5,332)
 (195,666,490) Japanese Yen               US $1,766,934           (1,767,837)         7/22/05               (903)
    17,633,600 Japanese Yen               US $(160,000)              158,997          7/01/05             (1,003)
 (524,846,000) Japanese Yen               US $4,826,614           (4,760,681)         8/29/05             65,933
   (3,750,000) Polish Zloty               US $1,120,025           (1,120,306)         8/29/05               (281)
   (3,088,596) Swedish Krona              US $396,580               (395,890)         7/22/05                690
   (2,485,439) Swedish Krona              US $324,205               (318,578)         7/22/05              5,627
                                                                                                        --------
                                                                                                        $136,626
                                                                                                        ========

FUTURES CONTRACTS(2)

           CONTRACTS                       NOTIONAL            NOTIONAL                            UNREALIZED
         TO BUY/(SELL)                  COST/(PROCEEDS)         VALUE       EXPIRATION DATE       APPRECIATION
         -------------                  ---------------         -----       ---------------       ------------
  (32) U.S. Treasury 10 year notes       $(3,644,244)        $3,631,000         9/30/05             $13,244
  (16) U.S. Treasury 5 year notes         (1,732,872)         1,742,250         9/30/05              (9,378)
 (186) U.S. Treasury 2 year notes        (19,289,256)        19,314,938         9/30/05              25,682
    41 U.S. Treasury long bond             4,785,015          4,868,750         9/30/05              83,735
    23 Long Gilt Future                    4,755,315          4,704,843         9/30/05             (50,472)
                                                                                                    -------
                                                                                                    $62,811
                                                                                                    =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Fixed Income Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund expects to declare and pay dividends from net investment income quarterly and pays distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until the Fund's fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Cost of investments                         $418,008,641
                                            ------------
Aggregate unrealized appreciation              4,422,575
Aggregate unrealized depreciation             (1,979,657)
                                            ------------
Net unrealized appreciation                 $  2,442,918
                                            ============

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. SWAP AGREEMENTS
During the period ended June 30, 2005, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 9.69% of total net assets. Rule 144A securities comprising 0.10% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities have been denoted in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at that time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

--------------------------------------------------------------------------------

OPTIMUM FUND TRUST
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                       NUMBER OF       MARKET
                                                                                                       SHARES          VALUE (U.S.$)
COMMON STOCK- 97.55%?
Australia - 6.12%
Amcor                                                                                                    183,925         $  935,875
Coles Myer                                                                                               140,483            988,106
Foster's Group                                                                                           443,217          1,792,329
National Australia Bank                                                                                   83,943          1,962,637
Telstra                                                                                                  359,360          1,382,998
Wesfarmers                                                                                                 1,693             51,312
                                                                                                                         ----------
                                                                                                                          7,113,257
                                                                                                                         ----------
Austria - 0.87%
Erste Bank der Oestereichischen Sparkassen                                                                20,142          1,006,530
                                                                                                                         ----------
                                                                                                                          1,006,530
                                                                                                                         ----------
Bahamas - 0.64%
+Kerzner International                                                                                    12,985            739,496
                                                                                                                         ----------
                                                                                                                            739,496
                                                                                                                         ----------
Belgium - 1.94%
Electrabel                                                                                                 1,858            811,131
Fortis Group                                                                                              52,023          1,439,050
                                                                                                                         ----------
                                                                                                                          2,250,181
                                                                                                                         ----------
Brazil - 0.77%
Natura Cosmeticos                                                                                         10,308            328,540
Petroleo Brasiliero ADR                                                                                   10,820            564,046
                                                                                                                         ----------
                                                                                                                            892,586
                                                                                                                         ----------
Canada - 2.64%
Canadian National Railway                                                                                 18,909          1,090,103
+Precision Drilling                                                                                       12,897            508,322
Shoppers Drug Mart                                                                                        24,014            833,003
Talisman Energy                                                                                           16,914            633,654
                                                                                                                         ----------
                                                                                                                          3,065,082
                                                                                                                         ----------
Finland - 0.89%
UPM-Kymmene                                                                                               54,200          1,037,356
                                                                                                                         ----------
                                                                                                                          1,037,356
                                                                                                                         ----------
France - 9.89%
Compagnie de Saint-Gobain                                                                                 22,727          1,257,103
+JC Decaux                                                                                                30,737            777,631
Renault                                                                                                    6,052            531,558
Sanofi-Aventis                                                                                            18,881          1,546,312
Societe Generale                                                                                          14,251          1,445,097
Thomson                                                                                                   52,361          1,249,066
Total                                                                                                     10,635          2,488,545
Vinci                                                                                                     26,544          2,205,904
                                                                                                                         ----------
                                                                                                                         11,501,216
                                                                                                                         ----------
Germany - 4.84%
Bayer                                                                                                     39,854          1,326,033
+Bayerische Hypo-und Vereinsbank                                                                          41,398          1,073,343
Fresenius                                                                                                  9,034          1,035,307
RWE                                                                                                       34,128          2,192,372
                                                                                                                         ----------
                                                                                                                          5,627,055
                                                                                                                         ----------
Hong Kong - 3.47%
CNOOC ADR                                                                                                 11,282            669,248
Hang Lung Properties                                                                                     357,745            524,590
Hong Kong Electric                                                                                       200,500            914,239
Shangri-La Asia                                                                                          660,246          1,019,554
Wharf Holdings                                                                                           260,000            909,615
                                                                                                                         ----------
                                                                                                                          4,037,246
                                                                                                                         ----------

India - 1.01%
ICICI Bank ADR                                                                                            23,716            518,195
#Reliance Industries 144A                                                                                 22,444            653,344
                                                                                                                         ----------
                                                                                                                          1,171,539
                                                                                                                         ----------
Ireland - 0.69%
Anglo Irish Bank                                                                                          65,116            807,010
                                                                                                                         ----------
                                                                                                                            807,010
                                                                                                                         ----------
Italy - 2.52%
Banca Intesa                                                                                             641,308          2,927,674
                                                                                                                         ----------
                                                                                                                          2,927,674
                                                                                                                         ----------
Japan - 15.50%
Astellas Pharmaceutical                                                                                   33,700          1,147,852
Canon                                                                                                     39,100          2,049,502
Eisai                                                                                                     17,800            596,332
Fanuc                                                                                                      8,499            537,656
Hitachi                                                                                                  126,000            761,872
KDDI                                                                                                         281          1,296,957
Keyence                                                                                                    2,200            490,464
Loepalace21                                                                                               13,495            223,767
Matsushita Electric Industrial                                                                            73,000          1,103,347
Millea Holdings                                                                                               44            590,118
Mitsubishi Tokyo Financial                                                                                   123          1,036,890
Murata Manufacturing                                                                                      14,800            749,846
Sumitomo                                                                                                     153          1,028,912
Sumitomo Realty & Development                                                                             61,000            679,233
Takeda Pharmaceutical                                                                                     39,400          1,948,333
Toyota Motor                                                                                              42,400          1,513,146
Trend Micro                                                                                               15,500            550,049
West Japan Railway                                                                                           132            451,457
Yamada Denki                                                                                              22,000          1,263,398
                                                                                                                         ----------
                                                                                                                         18,019,131
                                                                                                                         ----------
Mexico - 2.55%
America Movil ADR                                                                                         17,125          1,020,821
Cemex de C.V. ADR                                                                                         21,309            903,928
Grupo Televisa GDR                                                                                        16,796          1,042,864
                                                                                                                         ----------
                                                                                                                          2,967,613
                                                                                                                         ----------
Netherlands - 4.36%
ING Groep                                                                                                 65,236          1,833,603
Reed Elsevier                                                                                             89,180          1,240,964
Royal Dutch Petroleum                                                                                     30,651          1,992,588
                                                                                                                         ----------
                                                                                                                          5,067,155
                                                                                                                         ----------
New Zealand - 1.00%
Telecom Corporation of New Zealand                                                                       277,544          1,161,169
                                                                                                                         ----------
                                                                                                                          1,161,169
                                                                                                                         ----------
Republic of Korea - 2.23%
Hyundai Motor                                                                                              8,880            489,173
POSCO ADR                                                                                                 18,900            831,033
Samsung Electronics                                                                                        1,170            554,106
SK Telecom                                                                                                 4,091            718,762
                                                                                                                         ----------
                                                                                                                          2,593,074
                                                                                                                         ----------
Singapore - 1.94%
CapitaLand                                                                                               646,000            909,664
Jardine Matheson Holdings                                                                                  4,400             77,710
Oversea-Chinese Banking                                                                                  185,400          1,273,229
                                                                                                                         ----------
                                                                                                                          2,260,603
                                                                                                                         ----------
South Africa - 1.15%
Sasol                                                                                                     49,254          1,332,112
                                                                                                                         ----------
                                                                                                                          1,332,112
                                                                                                                         ----------
Spain - 4.28%
Banco Santander Central Hispano                                                                          105,279          1,218,830
Iberdrola                                                                                                 61,369          1,616,076
Telefonica                                                                                               131,352          2,142,829
                                                                                                                         ----------
                                                                                                                          4,977,735
                                                                                                                         ----------
Sweden - 1.66%
Ericsson Telefonaktiebolget ADR                                                                           36,514          1,166,622
ForeningsSparbanken                                                                                       34,914            765,598
                                                                                                                         ----------
                                                                                                                          1,932,220
                                                                                                                         ----------
Switzerland - 5.57%
Lonza Group                                                                                               23,691          1,308,547
Novartis                                                                                                  10,756            510,599
Roche Holding                                                                                             20,621          2,601,592
UBS                                                                                                       26,307          2,050,526
                                                                                                                         ----------
                                                                                                                          6,471,264
                                                                                                                         ----------

United Kingdom - 20.58%
ARM Holdings                                                                                             332,003            670,202
Aviva                                                                                                     70,371            781,388
BG Group                                                                                                 208,159          1,710,853
BOC Group                                                                                                 52,997            951,882
Boots Group                                                                                              134,864          1,468,658
BP                                                                                                       137,047          1,426,475
Brambles Industries                                                                                      138,769            757,570
+British Energy Group                                                                                     84,337            613,266
Diageo                                                                                                    88,498          1,301,103
EMI Group                                                                                                166,263            754,257
Enterprise Inns                                                                                          138,916          2,071,815
GKN                                                                                                      145,549            672,190
GlaxoSmithKline                                                                                           94,732          2,290,755
HBOS                                                                                                     100,462          1,544,567
Intercontinental Hotels Group                                                                            116,566          1,466,877
Lloyds TSB Group                                                                                         178,912          1,510,916
Mitchells & Butlers                                                                                       42,775            256,077
Reckitt Benckiser                                                                                         44,064          1,294,382
Rio Tinto                                                                                                 40,792          1,241,415
Unilever                                                                                                 117,627          1,131,631
                                                                                                                       ------------
                                                                                                                         23,916,279
                                                                                                                       ------------
United States - 0.44%
+Wynn Resorts                                                                                             10,811            511,036
                                                                                                                       ------------
                                                                                                                            511,036
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $107,264,253)                                                                                  113,385,619
                                                                                                                       ============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 2.36%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $1,716,129,
collateralized by $164,000 U.S. Treasury
Bills due 7/7/05, market value $163,460,
$318,000 U.S. Treasury Bills due 8/18/05,
market value $316,666, $169,000 U.S. Treasury
Bills due 9/15/05, market value $168,067,
$716,000 U.S. Treasury Bills due 12/29/05,
market value $704,854, $105,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $105,004,
$48,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $47,276, $168,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $168,587 and $76,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $76,684)                                                       $1,716,000          1,716,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $1,027,077,
collateralized by $358,000 U.S. Treasury Bills due
10/13/05, market value $355,006, $95,000
U.S. Treasury Bills due 12/22/05, market value
$93,401 and $597,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $599,853)                                                              1,027,000          1,027,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,743,000)                                                                             2,743,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 99.91%
   (cost $110,007,253)                                                                                                  116,128,619

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.09%                                                         108,507
                                                                                                                       ============

NET ASSETS APPLICABLE TO 10,236,146 SHARES OUTSTANDING - 100.00%                                                       $116,237,126
                                                                                                                       ============

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts

+Non-income producing security for the period ended June 30, 2005. ?Securities have been classified by country of origin.
#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 4 in "Notes."

The following foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
                                                                                                UNREALIZED
                                                        VALUE OF CONTRACT                      APPRECIATION
     CONTRACTS TO DELIVER           IN EXCHANGE FOR     AT JUNE 30, 2005   SETTLEMENT DATE    (DEPRECIATION)
     --------------------           ---------------     ----------------   ---------------    -------------
   (58,004) British Pounds            US $104,830          $(103,912)         7/05/05           $    918
(2,786,000) British Pounds            US $5,257,559       (4,986,021)         7/29/05            271,538
  (336,026) Swedish Krona             US $43,152             (43,024)         7/01/05                128
   (322,571) Swiss Francs             US $252,182           (251,684)         7/01/05                498
                                                                                                --------
                                                                                                $273,082
                                                                                                ========

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum International Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund expects to declare and pay dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                                $110,173,903
                                                   ------------
Aggregate unrealized appreciation                  $  8,226,128
Aggregate unrealized depreciation                    (2,271,412)
                                                   -------------
Net unrealized appreciation                        $  5,954,716
                                                   ============

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 0.56% of total net assets. None of these securities has been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

--------------------------------------------------------------------------------

OPTIMUM LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                       NUMBER OF       MARKET
                                                                                                       SHARES          VALUE (U.S.$)
COMMON STOCK- 98.53%
Basic Industry/Capital Goods - 8.80%
BHP Billiton (Australia)                                                                                  81,600         $1,128,034
Caterpillar                                                                                               65,217          6,215,832
Danaher                                                                                                   57,800          3,025,252
Deere & Co.                                                                                               15,700          1,028,193
General Electric                                                                                         352,629         12,218,595
Monsanto                                                                                                  12,000            754,440
Tyco International                                                                                        87,450          2,553,540
United Technologies                                                                                       91,630          4,705,201
                                                                                                                         ----------
                                                                                                                         31,629,087
                                                                                                                         ----------
Business Services - 4.09%
+Accenture Limited Class A                                                                               117,600          2,665,993
+Affiliated Computer Services Class A                                                                     30,400          1,553,440
Automatic Data Processing                                                                                 36,200          1,519,314
First Data                                                                                                36,300          1,457,082
+Fiserv                                                                                                   29,500          1,267,025
News Corporation Class A                                                                                 130,100          2,105,018
+Research In Motion                                                                                       11,100            818,625
Rogers Communications                                                                                     23,900            785,832
Sysco                                                                                                     31,600          1,143,604
United Parcel Service Class B                                                                              8,090            559,504
Vodafone Group (United Kingdom)                                                                          329,800            803,304
                                                                                                                         ----------
                                                                                                                         14,678,741
                                                                                                                         ----------
Consumer Cyclical - 0.19%
Inditex (Spain)                                                                                           26,000            669,552
                                                                                                                         ----------
                                                                                                                            669,552
                                                                                                                         ----------
Consumer Durables - 2.86%
Harman International                                                                                      25,247          2,054,096
KB HOME                                                                                                   28,350          2,161,120
Lennar                                                                                                    56,550          3,588,097
MDC Holdings                                                                                              14,398          1,184,236
+Toll Brothers                                                                                            12,740          1,293,747
                                                                                                                         ----------
                                                                                                                         10,281,296
                                                                                                                         ----------
Consumer Non-Durables - 16.09%
Best Buy                                                                                                  26,100          1,789,155
Coca-Cola                                                                                                 16,950            707,663
CVS                                                                                                       78,012          2,267,809
Family Dollar Stores                                                                                      19,300            503,730
Gillette                                                                                                  33,900          1,716,357
Home Depot                                                                                                49,450          1,923,605
+InterActiveCorp                                                                                          29,100            699,855
+Kohl's                                                                                                   42,400          2,370,584
Lowe's                                                                                                    98,336          5,725,122
NIKE                                                                                                      41,832          3,622,651
PepsiCo                                                                                                   24,627          1,328,134
PETsMART                                                                                                  41,400          1,256,490
Procter & Gamble                                                                                         171,062          9,023,520
+Starbucks                                                                                                89,986          4,648,677
Target                                                                                                   139,228          7,575,395
Wal-Mart de Mexico ADR                                                                                    14,100            572,088
Wal-Mart de Mexico Series V (Mexico)                                                                      34,000            138,375
Wal-Mart Stores                                                                                           86,500          4,169,300
Walgreen                                                                                                  62,395          2,869,546
Yum Brands                                                                                                93,935          4,892,135
                                                                                                                         ----------
                                                                                                                         57,800,191
                                                                                                                         ----------
Consumer Services - 8.11%
+Apollo Group Class A                                                                                     25,880          2,024,334
Carnival                                                                                                  44,150          2,408,383
Cendant                                                                                                   94,000          2,102,780
+Comcast Special Class A                                                                                  64,750          1,939,263
+eBay                                                                                                     18,640            615,306
EchoStar Communications Class A                                                                           23,300            702,495
Four Seasons Hotels                                                                                       11,815            780,972
International Game Technology                                                                             50,550          1,422,983
+Liberty Media Class A                                                                                   245,700          2,503,683
+MGM MIRAGE                                                                                               67,534          2,672,995
Royal Caribbean Cruises                                                                                   76,222          3,686,095
Scripps (E.W.)                                                                                            18,120            884,256
+Time Warner                                                                                             101,300          1,692,723
+Univision Communications Class A                                                                         59,350          1,635,093
Viacom Class B                                                                                            29,900            957,398
+Wynn Resorts                                                                                             66,062          3,122,750
                                                                                                                         ----------
                                                                                                                         29,151,509
                                                                                                                         ----------

Energy - 2.66%
Baker Hughes                                                                                              39,900          2,041,284
Canadian Natural Resources                                                                                17,545            638,287
Exxon Mobil                                                                                               34,900          2,005,703
Schlumberger                                                                                              33,200          2,521,208
Total (France)                                                                                            10,100          2,363,358
                                                                                                                         ----------
                                                                                                                          9,569,840
                                                                                                                         ----------
Finance - 16.49%
ACE Limited                                                                                               16,700            748,995
American Express                                                                                          44,500          2,368,735
American International Group                                                                              68,600          3,985,660
+AmeriTrade Holding                                                                                       47,600            884,884
Anglo Irish Bank (Ireland)                                                                                90,900          1,127,442
Chicago Mercantile Exchange                                                                                9,536          2,817,888
Citigroup                                                                                                166,237          7,685,136
Countrywide Financial                                                                                    151,113          5,834,472
Franklin Resources                                                                                        12,500            962,250
Genworth Financial                                                                                        25,500            770,865
Goldman Sachs Group                                                                                       13,757          1,403,489
Hartford Financial Services                                                                               23,150          1,731,157
Lehman Brothers Holdings                                                                                  14,106          1,400,444
Marsh & McLennan                                                                                          15,400            426,580
Merrill Lynch                                                                                             27,050          1,488,021
Northern Trust                                                                                            36,500          1,664,035
Schwab (Charles)                                                                                         105,300          1,187,784
SLM                                                                                                      146,547          7,444,587
St. Joe                                                                                                   19,690          1,605,523
State Street                                                                                              60,060          2,897,895
UBS                                                                                                       50,188          3,907,136
UBS (Switzerland)                                                                                         34,800          2,712,522
UCBH Holdings                                                                                             78,870          1,280,849
U.S. Bancorp                                                                                              41,500          1,211,800
Wells Fargo                                                                                               27,589          1,698,931
                                                                                                                         ----------
                                                                                                                         59,247,080
                                                                                                                         ----------
Healthcare - 18.94%
Aetna                                                                                                     10,319            854,620
+Amgen                                                                                                    34,480          2,084,661
+Biogen Idec                                                                                              12,400            427,180
Biomet                                                                                                    32,350          1,120,604
+Caremark Rx                                                                                              18,700            832,524
+Genentech                                                                                               184,208         14,788,218
+Gilead Sciences                                                                                          36,360          1,599,476
Johnson & Johnson                                                                                         23,500          1,527,500
Medtronic                                                                                                 91,715          4,749,920
+PacifiCare Health Systems                                                                                20,040          1,431,858
Pfizer                                                                                                   148,054          4,083,329
Quest Diagnostics                                                                                         18,968          1,010,425
Sanofi-Aventis ADR                                                                                        90,194          3,697,052
+St. Jude Medical                                                                                          8,000            348,880
Stryker                                                                                                   24,500          1,165,220
Teva Pharmaceutical Industries ADR                                                                        31,000            965,340
UnitedHealth Group                                                                                       337,713         17,608,355
+WellPoint                                                                                                45,200          3,147,728
Wyeth                                                                                                     19,300            858,850
+Zimmer Holdings                                                                                          74,946          5,708,637
                                                                                                                        -----------
                                                                                                                         68,010,377
                                                                                                                        -----------
Technology - 17.01%
Adobe Systems                                                                                             24,487            700,818
America Movil ADR                                                                                         19,800          1,180,278
Analog Devices                                                                                            52,700          1,966,237
+ASML Holding (Netherlands)                                                                               59,800            937,762
+Cisco Systems                                                                                           167,559          3,202,052
+Corning                                                                                                 163,700          2,720,694
+Crown Castle International                                                                               51,500          1,046,480
+Dell                                                                                                     91,900          3,630,969
+Electronic Arts                                                                                           8,400            475,524
+EMC                                                                                                      87,400          1,198,254
General Dynamics                                                                                          32,231          3,530,584
+Google Class A                                                                                           21,832          6,421,882
Intel                                                                                                    207,151          5,398,355
+Intuit                                                                                                   10,150            457,867
+Juniper Networks                                                                                         25,800            649,644
Lockheed Martin                                                                                           35,045          2,273,369
+Marvell Technology Group                                                                                 29,400          1,118,376
Maxim Integrated Products                                                                                 20,650            789,037
+Mercury Interactive                                                                                      13,300            510,188
Microsoft                                                                                                206,900          5,139,396
+NEXTEL Communications Class A                                                                            40,650          1,313,402
Nokia Oyj (Finland)                                                                                       74,600          1,241,273
+Oracle                                                                                                  120,400          1,589,280
QUALCOMM                                                                                                 189,618          6,259,290
+Red Hat                                                                                                  35,200            461,120
Samsung Electronics (Republic of Korea)                                                                    1,700            805,112
Sprint                                                                                                    35,100            880,659
+Symantec                                                                                                 39,600            860,904
TELUS                                                                                                     16,100            547,561
TELUS (Canada)                                                                                            10,500            369,025
+VeriSign                                                                                                 16,000            460,160
Xilinx                                                                                                    46,200          1,178,100
+Yahoo                                                                                                    51,900          1,798,335
                                                                                                                        -----------
                                                                                                                         61,111,987
                                                                                                                        -----------

Transportation - 2.52%
FedEx                                                                                                    111,853          9,061,212
                                                                                                                        -----------
                                                                                                                          9,061,212
                                                                                                                        -----------
Utilities - 0.77%
TXU                                                                                                       33,199          2,758,505
                                                                                                                        -----------
                                                                                                                          2,758,505
TOTAL COMMON STOCK (cost $329,642,528)                                                                                  353,969,377
                                                                                                                        ===========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT

REPURCHASE AGREEMENTS - 7.20%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $16,186,214,
collateralized by $1,542,000 U.S. Treasury
Bills due 7/7/05, market value $1,541,700,
$2,999,000 U.S. Treasury Bills due 8/18/05,
market value $2,986,682, $1,595,000 U.S. Treasury
Bills due 9/15/05, market value $1,585,147,
$6,758,000 U.S. Treasury Bills due 12/29/05,
market value $6,647,934, $991,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $990,360,
$451,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $445,890, $1,582,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $1,590,055 and $721,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $723,253)                                                     $16,185,000         16,185,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $9,686,726,
collateralized by $3,379,000 U.S. Treasury Bills due
10/13/05, market value $3,348,286, $895,000
U.S. Treasury Bills due 12/22/05, market value
$880,926 and $5,631,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $5,657,603)                                                            9,686,000          9,686,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $25,871,000)                                                                           25,871,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 105.73%
   (cost $355,513,528)                                                                                                  379,840,377
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (5.73%)o                                                 (20,599,291)
                                                                                                                       ============
NET ASSETS APPLICABLE TO 34,752,813 SHARES OUTSTANDING - 100.00%                                                       $359,241,086
                                                                                                                       ============

+Non-income producing security for the period ended June 30, 2005.
zOf this amount, $26,793,655 represents payable for securities purchased as of June 30, 2005.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on particular day equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchanges rates during the reporting period or upon settlement of the foreign currency transactions are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. These changes are included in realized gain (loss) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund expects to declare and pay dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2.  INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Cost of investments                    $356,302,745
                                       ------------
Aggregate unrealized appreciation      $ 30,337,187
Aggregate unrealized depreciation        (6,799,554)
                                       ------------
Net unrealized appreciation            $ 23,537,633
                                       ============

For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $240,163 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2013.

3.  FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4.  CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.
--------------------------------------------------------------------------------

OPTIMUM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                       NUMBER OF       MARKET
                                                                                                       SHARES          VALUE (U.S.$)
COMMON STOCK - 95.26%
Basic Materials - 6.78%
Air Liquide (France)                                                                                       2,350       $    400,689
Air Products & Chemicals                                                                                  35,190          2,121,957
Bayer ADR                                                                                                123,810          4,120,396
Bowater                                                                                                    8,530            276,116
Dow Chemical                                                                                              73,710          3,282,306
duPont (E.I.) deNemours                                                                                   41,630          1,790,506
International Paper                                                                                       58,370          1,763,358
+Lanxess (Germany)                                                                                         9,375            209,205
Masco                                                                                                     74,460          2,364,850
Newmont Mining                                                                                            54,150          2,113,475
PPG Industries                                                                                            37,720          2,367,307
Praxair                                                                                                   11,590            540,094
+Smurfit-Stone Container                                                                                  38,200            388,494
Syngenta (Switzerland)                                                                                    14,500          1,492,169
                                                                                                                         ----------
                                                                                                                         23,230,922
                                                                                                                         ----------
Capital Goods - 7.65%
Cooper Industries                                                                                         16,670          1,065,213
Deere & Co.                                                                                               46,375          3,037,099
Emerson Electric                                                                                          20,320          1,272,642
General Electric                                                                                         105,650          3,660,773
Grainger (W.W.)                                                                                            9,160            501,876
Illinois Tool Works                                                                                       18,600          1,482,048
Lockheed Martin                                                                                           50,790          3,294,747
Northrop Grumman                                                                                          84,610          4,674,702
Parker Hannifin                                                                                            9,520            590,335
Raytheon                                                                                                  44,300          1,733,016
Siemens ADR                                                                                               32,450          2,357,493
Tyco International                                                                                        12,260            357,992
United Technologies                                                                                       42,280          2,171,078
                                                                                                                         ----------
                                                                                                                         26,199,014
                                                                                                                         ----------
Communication Services - 4.44%
France Telecom ADR                                                                                        55,910          1,629,217
Sprint                                                                                                   243,510          6,109,667
Verizon Communications                                                                                   153,460          5,302,043
Vodafone Group (United Kingdom)                                                                          884,120          2,154,406
                                                                                                                         ----------
                                                                                                                         15,195,333
                                                                                                                         ----------
Consumer Discretionary - 3.28%
Gap                                                                                                      101,530          2,005,218
Hasbro                                                                                                    34,790            723,284
+Kohl's                                                                                                   34,580          1,933,368
Lowe's                                                                                                    18,740          1,091,043
Target                                                                                                    21,320          1,160,021
TJX                                                                                                       60,280          1,467,818
Wal-Mart Stores                                                                                           59,410          2,863,561
                                                                                                                         ----------
                                                                                                                         11,244,313
                                                                                                                         ----------
Consumer Services - 0.77%
Marriott International Class A                                                                            13,390            913,466
McDonald's                                                                                                61,730          1,713,007
                                                                                                                         ----------
                                                                                                                          2,626,473
                                                                                                                         ----------
Consumer Staples - 8.43%
Altria Group                                                                                             106,600          6,892,756
Archer-Daniels-Midland                                                                                    73,860          1,579,127
Cadbury Schweppes ADR                                                                                     42,480          1,628,258
Coca-Cola                                                                                                 57,370          2,395,198
Diageo (United Kingdom)                                                                                   58,520            860,481
Heinz (H.J.)                                                                                              36,420          1,289,996
Kellogg                                                                                                   57,950          2,575,298
Kimberly-Clark                                                                                            63,740          3,989,487
Kraft Foods Class A                                                                                       38,250          1,216,733
Nestle (Switzerland)                                                                                       3,420            921,653
PepsiCo                                                                                                   20,170          1,087,768
Sara Lee                                                                                                  44,480            881,149
Unilever                                                                                                  54,760          3,550,091
                                                                                                                         ----------
                                                                                                                         28,867,995
                                                                                                                         ----------
Credit Cyclicals - 0.57%
Honda Motor ADR                                                                                           79,006          1,944,338
                                                                                                                         ----------
                                                                                                                          1,944,338
                                                                                                                         ----------

Energy - 11.31%
BP ADR                                                                                                    88,380          5,513,144
ConocoPhillips                                                                                           138,760          7,977,311
Devon Energy                                                                                              20,370          1,032,352
EOG Resources                                                                                             25,580          1,452,944
Exxon Mobil                                                                                              100,990          5,803,895
Noble                                                                                                     19,570          1,203,751
Royal Dutch Petroleum                                                                                     52,380          3,399,462
Schlumberger                                                                                              45,760          3,475,014
Total ADR                                                                                                 32,100          3,750,885
Unocal                                                                                                    42,970          2,795,199
Valero Energy                                                                                             29,470          2,331,372
                                                                                                                         ----------
                                                                                                                         38,735,329
                                                                                                                         ----------
Finance - 19.12%
American Express                                                                                          31,530          1,678,342
Bank of America                                                                                          198,786          9,066,629
CIGNA                                                                                                     29,120          3,116,714
Citigroup                                                                                                214,200          9,902,467
Fannie Mae                                                                                                51,460          3,005,264
Franklin Resources                                                                                         9,480            729,770
Freddie Mac                                                                                               61,230          3,994,033
Goldman Sachs Group                                                                                       50,870          5,189,758
J.P. Morgan Chase                                                                                        152,751          5,395,172
Lehman Brothers Holdings                                                                                  41,210          4,091,329
MBNA                                                                                                      56,740          1,484,318
Mellon Financial                                                                                          50,560          1,450,566
Merrill Lynch                                                                                             86,530          4,760,015
PNC Financial Services Group                                                                              55,630          3,029,610
Schwab (Charles)                                                                                         165,930          1,871,690
State Street                                                                                              28,240          1,362,580
SunTrust Banks                                                                                            51,950          3,752,868
Wells Fargo                                                                                               25,690          1,581,990
                                                                                                                         ----------
                                                                                                                         65,463,115
                                                                                                                         ----------
Healthcare - 10.17%
Abbott Laboratories                                                                                       43,430          2,128,504
Applera Corp - Applied Biosystems                                                                         20,620            405,595
Bausch & Lomb                                                                                             20,760          1,723,080
Baxter International                                                                                      25,700            953,470
Bristol-Myers Squibb                                                                                     145,620          3,637,588
+Chiron                                                                                                   45,510          1,587,844
GlaxoSmithKline ADR                                                                                       30,820          1,495,078
Johnson & Johnson                                                                                         45,050          2,928,250
Lilly (Eli)                                                                                               47,040          2,620,598
Merck                                                                                                     67,930          2,092,244
Novartis (Switzerland)                                                                                    10,640            505,092
Pfizer                                                                                                    15,080            415,906
Roche Holding (Switzerland)                                                                                5,550            700,242
Roche Holding ADR                                                                                         61,470          3,891,359
Sanofi-Anentis ADR                                                                                        47,510          1,947,435
Schering-Plough                                                                                          186,600          3,556,596
Wyeth                                                                                                     94,880          4,222,161
                                                                                                                         ----------
                                                                                                                         34,811,042
                                                                                                                         ----------
Industrials - 0.70%
Finning International (Canada)                                                                             6,200            182,933
Ingersoll-Rand Class A                                                                                    17,730          1,265,036
+Nalco Holding                                                                                            23,860            468,372
Sandvik (Sweden)                                                                                          12,950            480,362
                                                                                                                         ----------
                                                                                                                          2,396,703
                                                                                                                         ----------
Insurance - 6.46%
Aegon                                                                                                     44,050            566,924
AFLAC                                                                                                     25,470          1,102,342
Allstate                                                                                                  67,680          4,043,880
Chubb                                                                                                     48,650          4,164,927
Hartford Financial Services                                                                               41,090          3,072,710
MetLife                                                                                                   98,200          4,413,107
Prudential Financial                                                                                      32,080          2,106,373
St. Paul Travelers                                                                                        66,813          2,641,118
                                                                                                                         ----------
                                                                                                                         22,111,381
                                                                                                                         ----------
Media - 4.95%
Clear Channel Communications                                                                             104,790          3,241,155
Disney (Walt)                                                                                            134,520          3,387,214
Reed Elsevier (United Kingdom)                                                                           140,210          1,342,740
+Time Warner                                                                                             261,580          4,371,001
Tribune                                                                                                   24,610            865,780
Viacom Class B                                                                                           116,360          3,725,847
                                                                                                                         ----------
                                                                                                                         16,933,737
                                                                                                                         ----------
Technology - 5.55%
+Accenture                                                                                               112,060          2,540,400
Analog Devices                                                                                            19,760            737,246
Equifax                                                                                                   23,770            848,827

Hewlett-Packard                                                                                          128,790          3,027,852
Intel                                                                                                     80,750          2,104,345
International Business Machines                                                                            3,350            248,570
+Micron Technology                                                                                       144,050          1,470,751
Motorola                                                                                                 142,280          2,598,033
+NEXTEL Communications Class A                                                                            54,510          1,761,218
+Oracle                                                                                                   48,200            636,240
+Symantec                                                                                                138,880          3,019,251
                                                                                                                       ------------
                                                                                                                         18,992,733
                                                                                                                       ------------
Transportation - 0.79%
Burlington Northern Santa Fe                                                                              32,510          1,530,570
CNF                                                                                                        7,970            357,853
Norfolk Southern                                                                                          27,010            836,230
                                                                                                                       ------------
                                                                                                                          2,724,653
                                                                                                                       ------------
Utilities - 4.29%
American Electric Power                                                                                   41,630          1,534,898
Dominion Resources                                                                                        51,700          3,794,263
Entergy                                                                                                   34,330          2,593,632
Exelon                                                                                                    39,800          2,042,934
FirstEnergy                                                                                               36,370          1,749,761
FPL Group                                                                                                  8,200            344,892
PPL                                                                                                       16,170            960,175
Public Service Enterprise Group                                                                           13,370            813,163
TXU                                                                                                       10,180            845,856
                                                                                                                       ------------
                                                                                                                         14,679,574
                                                                                                                       ------------
TOTAL COMMON STOCK (cost $308,494,913)                                                                                  326,156,655
                                                                                                                       ============
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 5.42%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $11,599,870,
collateralized by $1,105,000 U.S. Treasury
Bills due 7/7/05, market value $1,104,832,
$2,149,000 U.S. Treasury Bills due 8/18/05,
market value $2,140,354, $1,143,000 U.S. Treasury
Bills due 9/15/05, market value $1,135,968,
$4,843,000 U.S. Treasury Bills due 12/29/05,
market value $4,764,126, $710,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $709,724,
$323,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $319,540, $1,134,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $1,139,485, and $517,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $518,306)                                                     $11,599,000         11,599,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $6,941,521,
collateralized by $2,421,000 U.S. Treasury Bills due
10/13/05, market value $2,399,491, $641,000
U.S. Treasury Bills due 12/22/05, market value
$631,300, and $4,036,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $4,054,423)                                                            6,941,000          6,941,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (cost $18,540,000)                                                                           18,540,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 100.68%
   (cost $327,034,913)                                                                                                  344,696,655
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.68%)                                                   (2,320,285)
                                                                                                                       ============
NET ASSETS APPLICABLE TO 31,716,713 SHARES OUTSTANDING - 100.00%                                                       $342,376,370
                                                                                                                       ============

+Non-income producing security for the period ended June 30, 2005.

ADR - American Depositary Receipts

The following foreign currency exchange contracts were outstanding at June 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                           UNREALIZED
                                                                   VALUE OF CONTRACT                      APPRECIATION
      CONTRACTS TO RECEIVE (DELIVER)           IN EXCHANGE FOR        AT 6/30/05      SETTLEMENT DATE    (DEPRECIATION)
      -----------------------------            ---------------        ----------      ---------------    -------------
          42,253  British Pounds                 US $(76,746)          $(75,705)          7/1/05           $(1,041)
        (240,814) Swiss Francs                   US $188,149            187,894           7/1/05               255
                                                                                                           -------
                                                                                                           $  (786)
                                                                                                           =======

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust-Optimum Large Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund expects to declare and pay dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2.  INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $327,518,703
                                            ------------
Aggregate unrealized appreciation           $ 23,100,281
Aggregate unrealized depreciation             (6,122,000)
                                            ------------
Net unrealized appreciation                 $ 16,978,281
                                            ============

3. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or dispositions by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.
--------------------------------------------------------------------------------

OPTIMUM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                       NUMBER OF          MARKET
                                                                                                       SHARES             VALUE
COMMON STOCK- 93.02%
Basic Industry/Capital Goods - 13.03%
+A.S.V.                                                                                                   14,891           $603,681
+Ceradyne                                                                                                 30,091            724,290
+CUNO                                                                                                      3,400            242,896
Donaldson                                                                                                 12,000            363,960
Florida Rock Industries                                                                                    5,000            366,750
+Genlyte Group                                                                                            17,000            828,580
Kaydon                                                                                                    10,000            278,500
Mine Safety Appliances                                                                                     8,000            369,600
+Newpark Resources                                                                                        37,000            277,500
Nordson                                                                                                   25,000            857,000
+NuCo2                                                                                                     5,700            146,319
Pentair                                                                                                   10,000            428,100
+Pride International                                                                                      32,000            822,400
+Quanta Services                                                                                          50,000            440,000
+Rogers                                                                                                    4,700            190,585
+Scotts                                                                                                   10,400            740,584
Spartech                                                                                                  47,000            836,600
+TurboChef Technologies                                                                                   31,732            568,637
+Waste Connections                                                                                        16,300            607,827
                                                                                                                          ---------
                                                                                                                          9,693,809
                                                                                                                          ---------
Business Services - 10.56%
+AnswerThink                                                                                              42,800            151,940
+aQuantive                                                                                                88,918          1,575,627
CDW                                                                                                        5,500            313,995
+Ceridian                                                                                                 15,000            292,200
Chicago Bridge & Iron                                                                                     13,000            297,180
+Concur Technologies                                                                                      14,574            153,464
+CRA International                                                                                         7,788            419,384
+Desarrolladora Homex ADR                                                                                 20,213            554,240
+Greenfield Online                                                                                        19,185            233,098
+LECG                                                                                                      1,300             27,638
MAXIMUS                                                                                                   12,000            423,480
+Navigant Consulting                                                                                      29,500            520,970
+Pegasus Solutions                                                                                        47,000            524,050
+Portfolio Recovery Associates                                                                             8,108            340,698
+SkillSoft ADR                                                                                            75,000            258,750
+SSA Global Technologies                                                                                  47,700            572,400
+Stamps.com                                                                                               11,712            219,600
Talx                                                                                                       8,788            254,061
+ValueClick                                                                                               58,615            722,723
                                                                                                                          ---------
                                                                                                                          7,855,498
                                                                                                                          ---------
Consumer Non-Durables - 5.67%
+Aeropostale                                                                                              15,450            519,120
+Brookstone                                                                                                5,100             96,288
+Central European District                                                                                22,671            846,309
Christopher & Banks                                                                                        7,950            145,167
+Hansen Natural                                                                                            6,839            579,400
+Parlux Fragrances                                                                                        13,066            361,536
+PETCO Animal Supplies                                                                                    21,300            624,516
+Prestige Brands Holdings                                                                                  9,700            189,150
+Sports Authority                                                                                         12,000            381,600
+USANA Health Sciences                                                                                    11,217            474,479
                                                                                                                          ---------
                                                                                                                          4,217,565
                                                                                                                          ---------

Consumer Services - 6.17%
Central Parking                                                                                           45,000            618,750
+Charles & Colvard                                                                                         8,983            220,527
+Coinstar                                                                                                 14,000            317,660
+Ctrip.com International ADR                                                                              13,317            677,569
+Entravision Communications                                                                               50,000            389,500
+HealthExtras                                                                                             11,863            238,090
International Speedway Class A                                                                            15,500            872,030
+Salem Communications Class A                                                                             45,000            892,800
+Spanish Broadcasting Systems Class A                                                                     36,400            363,636
                                                                                                                         ----------
                                                                                                                          4,590,562
                                                                                                                         ----------
Energy - 6.01%
+ATP Oil & Gas                                                                                            16,389            383,503
+Carrizo Oil & Gas                                                                                        55,708            950,378
+FMC Technologies                                                                                         21,000            671,370
+Pioneer Drilling                                                                                          8,500            129,710
+Quicksilver Resources                                                                                     7,600            485,868
+Veritas DGC                                                                                              28,399            787,788
Western Gas Resources                                                                                     17,800            621,220
+Whiting Petroleum                                                                                        12,041            437,209
                                                                                                                         ----------
                                                                                                                          4,467,046
                                                                                                                         ----------
Financial - 4.38%
+AmeriCredit                                                                                              29,500            752,250
+Euronet Worldwide                                                                                        29,457            856,315
HCC Insurance Holdings                                                                                    18,700            708,169
+Markel                                                                                                      500            169,500
Mercantile Bank                                                                                            4,060            178,518
TCF Financial                                                                                              8,400            217,392
+United America Indemnity Class A                                                                          7,000            120,330
+World Acceptance                                                                                          8,500            255,425
                                                                                                                         ----------
                                                                                                                          3,257,899
                                                                                                                         ----------
Healthcare - 21.71%
+Adeza Biomedical                                                                                            700             11,886
+American Healthways                                                                                       7,872            332,749
+American Science & Engineering                                                                            8,266            366,680
+Anika Therapeutics                                                                                       25,410            291,961
Arrow International                                                                                       20,000            638,000
+Arthrocare                                                                                               15,285            534,058
+Aspect Medical Systems                                                                                   11,510            342,307
+Centene                                                                                                  10,296            345,740
+Charles River Laboratories International                                                                 17,500            844,375
+Coventry Health Care                                                                                      4,495            318,021
Diagnostic Products                                                                                       14,000            662,620
+Edwards Lifesciences                                                                                      6,000            258,120
+Hologic                                                                                                  10,564            419,919
+IntraLase                                                                                                22,115            433,896
+Kensey Nash                                                                                               6,917            209,170
+Kos Pharmaceuticals                                                                                      19,511          1,277,972
+Kyphon                                                                                                   17,319            602,528
+La Jolla Pharmaceutical                                                                                 125,000            102,500
+Laserscope                                                                                               12,891            534,203
LCA-Vision                                                                                                20,601            998,325
+LHC Group                                                                                                13,574            246,775
+LifeCell                                                                                                 46,211            730,596
+Lincare Holdings                                                                                          3,500            142,940
+Merge Technologies                                                                                       18,988            356,025
NDCHealth                                                                                                  6,300            113,211
+Neurocrine Biosciences                                                                                   12,600            529,956
+Par Pharmaceuticals                                                                                      18,500            588,485
+Salix Pharmaceuticals                                                                                    19,768            349,103
+Serologicals                                                                                             33,000            701,250
+SFBC International                                                                                       24,204            934,981
+Shamir Optical Industry                                                                                   7,245            117,007
+Syneron Medical                                                                                          12,918            472,670
+United Therapeutics                                                                                      10,521            507,112
+Ventiv Health                                                                                            26,369            508,394
+VNUS Medical Technologies                                                                                26,677            320,924
                                                                                                                         ----------
                                                                                                                         16,144,459
                                                                                                                         ----------

Technology - 23.24%
+American Tower Class A                                                                                   44,400            933,288
+Andrew                                                                                                   18,200            232,232
+Aspect Communications                                                                                    50,000            561,500
+Audible                                                                                                  33,665            584,761
+AudioCodes                                                                                               46,544            463,113
+Aviall                                                                                                   17,000            537,030
+Crown Castle International                                                                               18,400            373,888
CTS                                                                                                       37,000            454,730
+E.Piphany                                                                                                21,900             76,212
+Entegris                                                                                                 70,000            693,000
+ESCO Technologies                                                                                         9,000            907,200
+Glenayre Technologies                                                                                    55,960            210,969
+Hutchinson Technology                                                                                     8,396            323,330
+Indus International                                                                                      80,000            196,800
+Integrated Circuit Systems                                                                                9,800            202,272
+Intermagnetics General                                                                                   13,000            399,880
+Ixia                                                                                                     39,667            771,126
+IXYS                                                                                                     20,000            283,600
+Jamdat Mobile                                                                                            21,210            587,093
+JDA Software Group                                                                                        8,600             97,868
+Jupitermedia                                                                                             19,557            335,011
+M-Systems Flash Disk Pioneers                                                                            17,781            340,862
+MTC Technologies                                                                                         12,047            443,691
+Novell                                                                                                  140,400            870,480
+Online Resources                                                                                         33,410            377,867
+Openwave Systems                                                                                         28,504            467,466
+Orckit Communications                                                                                    17,628            466,437
+PDF Solutions                                                                                            24,057            315,628
+Pericom Semiconductor                                                                                     5,600             45,584
+PowerDsine                                                                                               48,409            484,090
+RightNow Technologies                                                                                    25,934            311,727
+SafeNet                                                                                                  18,513            630,553
+SeaChange International                                                                                   9,300             65,286
+Silicon Motion Technology ADR                                                                            16,700            175,350
+Sonic Solutions                                                                                           6,932            128,935
Symbol Technologies                                                                                       50,000            493,500
+Symmetricom                                                                                              25,000            259,250
+Synaptics                                                                                                13,299            284,067
+Tellabs                                                                                                  95,000            826,500
+Tessera Technologies                                                                                     10,563            352,910
+UNOVA                                                                                                    14,000            372,820
+Western Wireless Class A                                                                                  8,200            346,860
                                                                                                                        -----------
                                                                                                                         17,284,766
                                                                                                                        -----------
Transportation - 0.57%
Heartland Express                                                                                         22,000            427,460
                                                                                                                        -----------
                                                                                                                            427,460
                                                                                                                        -----------
Utilities - 1.68%
Northeast Utilities                                                                                       27,000            563,220
ONEOK                                                                                                     21,000            685,650
                                                                                                                        -----------
                                                                                                                          1,248,870
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $59,938,244)                                                                                    69,187,934
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 6.78%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $3,154,236,
collateralized by $301,000 U.S. Treasury
Bills due 7/7/05, market value $300,402,
$584,000 U.S. Treasury Bills due 8/18/05,
market value $581,959, $311,000 U.S. Treasury
Bills due 9/15/05, market value $308,868,
$1,317,000 U.S. Treasury Bills due 12/29/05,
market value $1,295,359, $193,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $192,973,
$88,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $86,882, $308,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $309,824, and $140,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $140,927)                                                      $3,154,000         3,154,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $1,887,142,
collateralized by $658,000 U.S. Treasury Bills due
10/13/05, market value $652,418, $174,000
U.S. Treasury Bills due 12/22/05, market value
$171,650, and $1,097,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $1,102,392)                                                            1,887,000          1,887,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $5,041,000)                                                                             5,041,000
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES - 99.80%
   (cost $64,979,244)                                                                                                    74,228,934
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.20%                                                         147,700
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 6,123,120 SHARES OUTSTANDING - 100.00%                                                         $74,376,634
                                                                                                                        ===========

+ Non-income producing security for the period ended June 30, 2005.

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Small Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The Fund expects to declare and pay dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                                    $65,018,428
                                                       -----------
Aggregate unrealized appreciation                      $11,507,857
Aggregate unrealized depreciation                       (2,297,351)
                                                       -----------
Net unrealized appreciation                            $ 9,210,506
                                                       ===========

For federal income tax purposes, at March 31, 2005, capital loss carryforwards of $638,746 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2013.

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.
--------------------------------------------------------------------------------

OPTIMUM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                        NUMBER OF          MARKET
                                                                                                        SHARES             VALUE
COMMON STOCK- 89.20%
Basic Industries - 16.24%
Agrium                                                                                                    46,500           $911,865
+Aleris International                                                                                     32,000            721,600
+Algoma Steel                                                                                              8,800            179,960
AMETEK                                                                                                    10,000            418,500
Crane                                                                                                     19,500            512,850
Cytec Industries                                                                                          22,000            875,600
ElkCorp                                                                                                   17,000            485,350
Engelhard                                                                                                 27,000            770,850
Federal Signal                                                                                            34,000            530,400
+FMC                                                                                                       7,500            421,050
+GrafTech International                                                                                   30,000            129,000
+Hercules                                                                                                 60,000            849,000
Longview Fibre                                                                                            74,100          1,522,755
Lubrizol                                                                                                  21,600            907,416
+Material Sciences                                                                                        27,000            393,120
+Mettler-Toledo International                                                                              3,400            158,372
+Pioneer Companies                                                                                        16,500            362,835
Pope & Talbot                                                                                             31,200            346,320
Smith (A.O.)                                                                                              15,000            400,650
Sonoco Products                                                                                           23,000            609,500
St. Joe                                                                                                    5,300            432,162
                                                                                                                         ----------
                                                                                                                         11,939,155
                                                                                                                         ----------
Business Services - 11.53%
Bowne & Company                                                                                           61,800            893,628
Donnelley (R.R.) & Sons                                                                                   20,000            690,200
Harland (John H.)                                                                                          8,000            304,000
IKON Office Solutions                                                                                     26,900            255,819
Kelly Services                                                                                            42,300          1,211,472
+PHH                                                                                                      62,100          1,597,212
+ProQuest                                                                                                 29,000            950,910
+R.H. Donnelley                                                                                            6,000            371,880
+Spherion                                                                                                152,500          1,006,500
+Valassis Communications                                                                                  32,400          1,200,420
                                                                                                                         ----------
                                                                                                                          8,482,041
                                                                                                                         ----------
Capital Spending - 6.56%
Acuity Brands                                                                                             33,000            847,770
Commercial Metals                                                                                         20,000            476,400
+Flowserve                                                                                                25,000            756,500
Harsco                                                                                                     5,000            272,750
Kennametal                                                                                                28,000          1,283,800
+Navistar International                                                                                   27,000            864,000
Team                                                                                                      15,000            322,500
                                                                                                                         ----------
                                                                                                                          4,823,720
                                                                                                                         ----------
Conglomerates - 2.13%
Honeywell International                                                                                   19,000            695,970
SPX                                                                                                       19,000            873,620
                                                                                                                         ----------
                                                                                                                          1,569,590
                                                                                                                         ----------
Consumer Cyclical - 9.78%
Beazer Homes USA                                                                                          11,900            680,085
Furniture Brands International                                                                            69,600          1,504,056
+Hayes Lemmerz International                                                                              38,600            274,832
Lear                                                                                                      14,000            509,320
M/I Homes                                                                                                  4,700            254,270
Newell Rubbermaid                                                                                         35,000            834,400
Standard Motor Products                                                                                   29,000            382,800
Stanley Works                                                                                              7,000            318,780
+WCI Communities                                                                                          52,900          1,694,387
+William Lyon Homes                                                                                        7,600            737,276
                                                                                                                         ----------
                                                                                                                          7,190,206
                                                                                                                         ----------

Consumer Services - 10.98%
+BJ's Wholesale Club                                                                                      12,300            399,627
Callaway Golf                                                                                             28,600            441,298
+Coinstar                                                                                                 23,000            521,870
Delta Apparel                                                                                             30,000            387,900
Foot Locker                                                                                               54,000          1,469,880
Gray Television Class B                                                                                      200              2,412
+Group 1 Automotive                                                                                       18,700            449,548
Jones Apparel Group                                                                                       31,000            962,240
+Lodgian                                                                                                  51,100            524,797
+Magna Entertainment Class A                                                                              70,300            396,492
+Papa John's International                                                                                   700             27,979
+Pathmark Stores                                                                                          43,000            376,680
Reader's Digest Association Class A                                                                       10,000            165,000
+Sunterra                                                                                                 13,600            220,456
+Tommy Hilfiger                                                                                           31,900            438,944
+Warnaco Group Class A                                                                                    55,600          1,292,700
                                                                                                                          ---------
                                                                                                                          8,077,823
                                                                                                                         ----------
Consumer Staples - 0.94%
+Del Monte Foods                                                                                          64,100            690,357
                                                                                                                         ----------
                                                                                                                            690,357
                                                                                                                         ----------
Energy - 4.62%
Ashland                                                                                                   10,000            718,700
+Forest Oil                                                                                                9,000            378,000
Foundation Coal Holdings                                                                                  29,700            770,418
+Giant Industries                                                                                         15,800            568,800
+Southern Union                                                                                           39,285            964,447
                                                                                                                         ----------
                                                                                                                          3,400,365
                                                                                                                         ----------
Financial Services - 3.17%
+Allmerica Financial                                                                                      20,100            745,509
+Americredit                                                                                               9,900            252,450
+Conseco                                                                                                  16,100            351,302
+KMG America                                                                                              37,400            371,756
PMA Capital Class A                                                                                          600              5,298
+United America Indemnity                                                                                 35,164            604,469
                                                                                                                            -------
                                                                                                                          2,330,784
Health Care - 0.88%
STERIS                                                                                                    25,000            644,250
                                                                                                                            -------
                                                                                                                            644,250
Real Estate - 6.69%
Aames Investments                                                                                         64,100            623,052
American Financial Realty Trust                                                                           38,600            593,668
Brookfield Homes                                                                                           6,300            287,280
Capital Lease Funding                                                                                     17,400            188,790
Fieldstone Investment                                                                                     53,900            776,160
Government Properties Trust                                                                                2,900             28,188
+Jameson Inns                                                                                            139,600            322,476
MI Developments Class A                                                                                   53,300          1,681,615
MortgageIT Holdings                                                                                       23,000            419,750
                                                                                                                         ----------
                                                                                                                          4,920,979
                                                                                                                         ----------
Technology - 12.10%
+BearingPoint                                                                                            202,200          1,482,126
+CommScope                                                                                                28,000            487,480
EDO                                                                                                        6,400            191,424
Imation                                                                                                   20,000            775,800
+International Rectifier                                                                                  16,000            763,520
+Lawson Software                                                                                          77,400            398,610
+Metrologic Instruments                                                                                   27,000            338,580
+Micromuse                                                                                                19,700            111,502
Reynolds & Reynolds Class A                                                                               19,000            513,570
+Solectron                                                                                                48,000            181,920
Symbol Technologies                                                                                       46,000            454,020
Tektronix                                                                                                 10,000            232,700
+Thermo Electron                                                                                          49,000          1,316,630
+Unisys                                                                                                   65,000            411,450
+UNOVA                                                                                                    21,000            559,230
+Vishay Intertechnology                                                                                   57,000            676,590
                                                                                                                         ----------
                                                                                                                          8,895,152
                                                                                                                         ----------
Transportation - 2.78%
+AirTran Holdings                                                                                         44,900            414,427
Alexander & Baldwin                                                                                       15,400            713,790
+Central Freight Lines                                                                                    33,700             87,620
Overseas Shipholding Group                                                                                10,800            644,220
+SCS Transportation                                                                                       10,200            181,560
                                                                                                                         ----------
                                                                                                                          2,041,617
                                                                                                                         ----------
Utilities - 0.80%
Alliant Energy                                                                                            21,000            591,150
                                                                                                                         ----------
                                                                                                                            591,150
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $59,444,172)                                                                                    65,597,189
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 11.30%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $5,199,390,
collateralized by $495,000 U.S. Treasury
Bills due 7/7/05, market value $495,268,
$963,000 U.S. Treasury Bills due 8/18/05,
market value $959,465, $513,000 U.S. Treasury
Bills due 9/15/05, market value $509,225,
$2,171,000 U.S. Treasury Bills due 12/29/05,
market value $2,135,634, $318,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $318,151,
$145,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $143,241, $508,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $510,801, and $232,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $232,343)                                                      $5,199,000          5,199,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $3,112,233,
collateralized by $1,085,000 U.S. Treasury Bills due
10/13/05, market value $1,075,629, $287,000
U.S. Treasury Bills due 12/22/05, market value
$282,995, and $1,809,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $1,817,492)                                                           3,112, 000          3,112,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $8,311,000)                                                                             8,311,000
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES - 100.50%
   (cost $67,755,172)                                                                                                    73,908,189
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (SEE NOTES) (0.50%)                                                      (369,905)
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 6,034,390 SHARES OUTSTANDING - 100.00%                                                         $73,538,284
                                                                                                                        ===========

+ Non-income producing security for the period ended June 30, 2005.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Optimum Fund Trust - Optimum Small Cap Value Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked price will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of the daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Optimum Fund Trust are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Fund expects to declare and pay dividends from net investment income, if any, annually, and distributions from net realized gain on investments, if any, at least annually and may distribute net realized gains twice a year. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such a month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Cost of investments                                  $67,790,597
                                                     -----------
Aggregate unrealized appreciation                    $ 7,697,353
Aggregate unrealized depreciation                     (1,579,761)
                                                     -----------
Net unrealized appreciation                          $ 6,117,592
                                                     ===========

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
--------------------------------------------------------------------------------

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, John C. E. Campbell, certify that:

1.       I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         John C. E. Campbell
--------------------------------------------
By:      John C. E. Campbell
Title:   Chief Executive Officer
Date:    August 29, 2005

                                  CERTIFICATION


I, Joseph H. Hastings, certify that:

1.       I have reviewed this report on Form N-Q of Optimum Fund Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



         Joseph H. Hastings
-------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    August 29, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST


         John C. E. Campbell
--------------------------------------------
By:      John C. E. Campbell
Title:   Chief Executive Officer
Date:    August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         John C. E. Campbell
--------------------------------------------
By:      John C. E. Campbell
Title:   Chief Executive Officer
Date:    August 29, 2005



         Joseph H. Hastings
--------------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    August 29, 2005